As filed with the Securities and Exchange Commission on September
28, 1998

Registration Nos.   33-12792
		    811-5066

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933

[   ]  Pre-Effective Amendment No.

[X]  Post-Effective Amendment No.      22

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940, as amended

[X] Amendment No.      23

SMITH BARNEY ARIZONA MUNICIPALS FUND INC.
(Exact name of Registrant as specified in Charter)

388 Greenwich Street, New York, New York 10013
(Address of Principal Executive Offices) (Zip Code)

(212) 816-6474
Registrant's Telephone Number, including area code

Christina T. Sydor
Secretary

Smith Barney Arizona Municipals Fund Inc.
388 Greenwich Street
New York, NewYork 10013
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing becomes effective (check appropriate box):

[    ]  Immediately upon filing pursuant to paragraph (b)
[ X ]  on September 28, 1998 pursuant to paragraph (b)
[    ]  60 days after filing pursuant to paragraph (a) (1)
[    ]  on (date) pursuant to paragraph (a) (1)
[    ]  75 days after filing pursuant to paragraph (a) (2)
[    ]  on (date) pursuant to paragraph (a) (2) of Rule 485


If appropriate, check the following box:

[   ]  This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: Shares of Common
Stock/Shares of Beneficial Interest

SMITH BARNEY ARIZONA MUNICIPALS FUND INC.

FORM N-1A

CROSS REFERENCE SHEET

PURSUANT TO RULE 495(a)

Part A.
Item No.

Prospectus Caption

1. Cover Page

Cover Page

2. Synopsis

Prospectus Summary

3. Financial Highlights

Financial Highlights

4. General Description of
Registrant

Cover Page; Prospectus Summary;
Investment Objectives and
Management Policies; Additional
Information

5.  Management of the Fund

Management of the Fund;
Distributor; Additional Information

6.  Capital Stock and Other
Securities

Investment Objective and Management
Policies; Dividends, Distributions
and Taxes; Additional Information

7.  Purchase of Securities Being
Offered

Purchase of Shares; Valuation of
Shares; Redemption of Shares;
Exchange Privilege; Minimum Account
Size; Distributor; Additional
Information

8. Redemption or Repurchase

Purchase of Shares; Redemption of
Shares; Exchange Privilege

9. Legal Proceedings

Not Applicable


Part B
Item No.

Statement of Additional Information
Caption

10.  Cover Page

Cover Page

11.  Table of Contents

Contents

12.  General Information

Distributor; Additional Information

13.  Investment Objective and
Policies

Investment Objective and Management
Policies

14.  Management of the Fund

Management of the Fund; Distributor

15.  Control Persons and Principal
Holders of Securities

Management of the Fund

16.  Investment Advisory and other
Services

Management of the Fund; Distributor

17.  Brokerage Allocation

Investment Objective and Management
Policies; Distributor

18.  Capital Stock and Other
Securities

Investment Objectives and
Management Policies; Purchase of
Shares; Redemption of Shares; Taxes

19.  Purchase, Redemption and
Pricing of Securities being Offered

Purchase of Shares; Redemption of
Shares; Valuation of Shares;
Exchange Privilege; Distributor

20.  Tax Status

Taxes

21.  Underwriters

Distributor

22.  Calculation of Performance
Data

Performance Data

23.  Financial Statements

Financial Statements


SMITH BARNEY ARIZONA MUNICIPALS FUND INC.

PART A

PROSPECTUS

                                                                    SMITH BARNEY

                                                                         ARIZONA
                                                                      MUNICIPALS
                                                                       FUND INC.


                                                              SEPTEMBER 28, 1998


                                                   Prospectus begins on page one

[LOGO] Smith Barney Mutual Funds
       Investing for your future.
       Every day.

--------------------------------------------------------------------------------
Prospectus                                                    September 28, 1998
--------------------------------------------------------------------------------


      Smith Barney Arizona Municipals Fund Inc.
      388 Greenwich Street
      New York, New York 10013
      (800) 451-2010

      Smith Barney Arizona Municipals Fund Inc. (the "Fund") is a diversified municipal fund that seeks to provide Arizona investors with the maximum amount of income exempt from Federal and Arizona state income taxes as is consistent with the preservation of capital.

      This Prospectus concisely sets forth certain information about the Fund, including sales charges, distribution and service fees and expenses, that prospective investors will find helpful in making an investment decision. Investors are encouraged to read this Prospectus carefully and retain it for future reference.


      Additional information about the Fund is contained in a Statement of Additional Information (the "SAI") dated September 28, 1998, as amended or supplemented from time to time, that is available upon request and without charge by calling or writing the Fund at the telephone number or address set forth above or by contacting a Salomon Smith Barney Financial Consultant. The SAI has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus in its entirety.

SALOMON SMITH BARNEY INC.

Distributor

MUTUAL MANAGEMENT CORP.

Investment Adviser and Administrator

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------


Prospectus Summary                                                             3
--------------------------------------------------------------------------------
Financial Highlights                                                          10
--------------------------------------------------------------------------------
Investment Objective and Management Policies                                  14
--------------------------------------------------------------------------------
Valuation of Shares                                                           23
--------------------------------------------------------------------------------
Dividends, Distributions and Taxes                                            23
--------------------------------------------------------------------------------
Purchase of Shares                                                            26
--------------------------------------------------------------------------------
Exchange Privilege                                                            32
--------------------------------------------------------------------------------
Redemption of Shares                                                          35
--------------------------------------------------------------------------------
Minimum Account Size                                                          38
--------------------------------------------------------------------------------
Performance                                                                   38
--------------------------------------------------------------------------------
Management of the Fund                                                        39
--------------------------------------------------------------------------------
Distributor                                                                   41
--------------------------------------------------------------------------------
Additional Information                                                        42
-------------------------------------------------------------------------------


--------------------------------------------------------------------------------
      No person has been authorized to give any information or to make any representations in connection with this offering other than those contained in this Prospectus and, if given or made, such other information and representations must not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus does not constitute an offer by the Fund or the Distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer or solicitation in such jurisdiction.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Prospectus Summary
--------------------------------------------------------------------------------

      The following summary is qualified in its entirety by detailed information appearing elsewhere in this Prospectus and in the SAI. Cross references in this summary are to headings in the Prospectus. See "Table of Contents."

INVESTMENT OBJECTIVE The Fund is an open-end, diversified management investment company that seeks to provide Arizona investors with the maximum amount of income exempt from Federal and Arizona state income taxes as is consistent with the preservation of capital. Its investments consist primarily of intermediate- and long-term investment-grade municipal securities issued by the State of Arizona and its political subdivisions, agencies, authorities and instrumentalities, and certain other municipal issuers such as the Commonwealth of Puerto Rico, the Virgin Islands and Guam ("Arizona Municipal Securities") that pay interest which is excluded from gross income for Federal income tax purposes and exempt from Arizona state personal income taxes. Intermediate- and long-term securities have remaining maturities at the time of purchase of three to in excess of twenty years. See "Investment Objective and Management Policies."


ALTERNATIVE PURCHASE ARRANGEMENTS The Fund offers several classes of shares ("Classes") to investors designed to provide them with the flexibility of selecting an investment best suited to their needs. The general public is offered three Classes of shares: Class A shares, Class B shares and Class L shares, which differ principally in terms of sales charges and rates of expenses to which they are subject. A fourth Class of shares, Class Y shares, is offered only to investors meeting an initial investment minimum of $15,000,000. See "Purchase of Shares" and "Redemption of Shares."


      Class A Shares. Class A shares are sold at net asset value plus an initial sales charge of up to 4.00% of the purchase price and are subject to an annual service fee of 0.15% of the average daily net assets of the Class. The initial sales charge may be reduced or waived for certain purchases. Purchases of Class A shares of $500,000 or more will be made at net asset value with no initial sales charge, but will be subject to a contingent deferred sales charge ("CDSC") of 1.00% on redemptions made within 12 months of purchase. See "Prospectus Summary -- Reduced or No Initial Sales Charge."

      Class B Shares. Class B shares are offered at net asset value subject to a maximum CDSC of 4.50% of redemption proceeds, declining by 0.50% the first year after purchase and by 1.00% each year thereafter to zero. This CDSC may be waived for certain redemptions. Class B shares are subject to an annual service fee of 0.15% and an annual distribution fee of 0.50% of the average daily net assets of the Class. The Class B shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares.

--------------------------------------------------------------------------------
Prospectus Summary (continued)
--------------------------------------------------------------------------------

      Class B Shares Conversion Feature. Class B shares will convert automatically to Class A shares, based on relative net asset value, eight years after the date of the original purchase. Upon conversion, these shares will no longer be subject to an annual distribution fee. In addition, a certain portion of Class B shares that have been acquired through the reinvestment of dividends and distributions ("Class B Dividend Shares") will be converted at that time. See "Purchase of Shares -- Deferred Sales Charge Alternatives."


      Class L Shares. Class L shares are sold at net asset value plus an initial sales charge of 1.00% of the purchase price. They are subject to an annual service fee of 0.15% and an annual distribution fee of 0.55% of the average daily net assets of the Class, and investors pay a CDSC of 1.00% if they redeem Class L shares within 12 months of purchase. This CDSC may be waived for certain redemptions. The Class L shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A and Class B shares. Purchases of Fund shares which, when combined with current holdings of Class L shares of the Fund, equal or exceed $500,000 in the aggregate, should be made in Class A shares at net asset value with no sales charge, and will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.

      Class Y Shares. Class Y shares are available only to investors meeting an initial investment minimum of $15,000,000. Class Y shares are sold at net asset value with no initial sales charge or CDSC. They are not subject to any service or distribution fees.


      In deciding which Class of Fund shares to purchase, investors should consider the following factors, as well as any other relevant facts and circumstances:


      Intended Holding Period. The decision as to which Class of shares is more beneficial to an investor depends on the amount and intended duration of his or her investment. Shareholders who are planning to establish a program of regular investment may wish to consider Class A shares; as the investment accumulates shareholders may qualify for reduced sales charges and the shares are subject to lower ongoing expenses over the term of the investment. As an alternative, Class B shares are sold without any initial sales charge so the entire purchase price is immediately invested in the Fund. Any investment return on these additional invested amounts may partially or wholly offset the higher annual expenses of this Class. Because the Fund's future return cannot be predicted, however, there can be no assurance that this would be the case. Finally, Class L shares which have a lower upfront sales charge but are subject to higher distribution fees than Class A shares, are suitable for investors who are not investing or intending to invest an amount which would receive a substantial sales charge discount and who have a short-term or undetermined time frame.

--------------------------------------------------------------------------------
Prospectus Summary (continued)
--------------------------------------------------------------------------------


      Finally, investors should consider the effect of the CDSC period and any conversion rights of the Classes in the context of their own investment time frame. For example, while Class L shares have a shorter CDSC period than Class B shares, they do not have a conversion feature, and therefore, are subject to an ongoing distribution fee. Thus, Class B shares may be more attractive than Class L shares to investors with longer term investment outlooks.

      Reduced or No Initial Sales Charge. The initial sales charge on Class A shares may be waived for certain eligible purchasers and the entire purchase price would be immediately invested in the Fund. In addition, Class A share purchases of $500,000 or more will be made at net asset value with no initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The $500,000 aggregate investment may be met by adding the purchase to the net asset value of all Class A shares offered with a sales charge held in certain other funds sponsored by Salomon Smith Barney Inc. ("Salomon Smith Barney") listed under "Exchange Privilege." Class A share purchases may also be eligible for a reduced initial sales charge. See "Purchase of Shares."

      Salomon Smith Barney Financial Consultants may receive different compensation for selling different Classes of shares. Investors should understand that the purpose of the CDSC on the Class B, Class L and certain Class A shares is the same as that of an initial sales charge. See "Purchase of Shares" and "Management of the Fund" for a complete description of the sales charges and service and distribution fees for each Class of shares and "Valuation of Shares," "Dividends, Distributions and Taxes" and "Exchange Privilege" for other differences between the Classes of shares.

PURCHASE OF SHARES Shares may be purchased through the Fund's distributor, Salomon Smith Barney, a broker that clears securities transactions through Salomon Smith Barney on a fully disclosed basis (an "Introducing Broker") or an investment dealer in the selling group. See "Purchase of Shares."

INVESTMENT MINIMUMS Investors in Class A, Class B and Class L shares may open an account by making an initial investment of at least $1,000. Investors in Class Y shares may open an account for an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all Classes. The minimum investment requirements for Class A, Class B and Class L shares and the subsequent investment for all Classes through the Systematic Investment Plan are described below.

SYSTEMATIC INVESTMENT PLAN The Fund offers shareholders a Systematic Investment Plan under which they may authorize the automatic placement of a purchase order each month or quarter for Fund shares. The minimum initial invest-

--------------------------------------------------------------------------------
Prospectus Summary (continued)
--------------------------------------------------------------------------------


ment requirement for Class A, Class B and Class L shares and the subsequent investment requirement for all Classes for shareholders purchasing shares through the Systematic Investment Plan on a monthly basis is $25 and on a quarterly basis is $50. See "Purchase of Shares."


REDEMPTION OF SHARES Shares may be redeemed on each day the New York Stock Exchange, Inc. ("NYSE") is open for business. See "Purchase of Shares" and "Redemption of Shares."


MANAGEMENT OF THE FUND MUTUAL Management Corp. ("MMC" or the "Adviser") (formerly known as Smith Barney Mutual Funds Management Inc.) serves as the Fund's investment adviser and administrator. The Adviser provides investment advisory and management services to investment companies affiliated with Salomon Smith Barney. The Adviser is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. ("Holdings"). Holdings is a wholly owned subsidiary of Travelers Group Inc. ("Travelers"), a financial services holding company engaged through its subsidiaries principally in four business segments: Investment Services, including Asset Management, Consumer Finance Services, Life Insurance Services and Property & Casualty Insurance Services. See "Management of the Fund."


EXCHANGE PRIVILEGE Shares of a Class may be exchanged for shares of the same Class of certain other Smith Barney Mutual Funds at the respective net asset value next determined. See "Exchange Privilege."


VALUATION OF SHARES Net asset value of the Fund for the prior day generally is quoted daily in the financial section of most newspapers and is also available from Salomon Smith Barney Financial Consultants. See "Valuation of Shares."

DIVIDENDS AND DISTRIBUTIONS Dividends from net investment income are paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. See "Dividends, Distributions and Taxes."


REINVESTMENT OF DIVIDENDS Dividends and distributions paid on shares of any Class will be reinvested automatically in additional shares of the same Class at current net asset value unless otherwise specified by an investor. Shares acquired by dividend and distribution reinvestments will not be subject to any sales charge or CDSC. Class B shares acquired through dividend and distribution reinvestments will become eligible for conversion to Class A shares on a pro rata basis. See "Dividends, Distributions and Taxes."

--------------------------------------------------------------------------------
Prospectus Summary (continued)
--------------------------------------------------------------------------------

RISK FACTORS AND SPECIAL CONSIDERATIONS There can be no assurance that the Fund will achieve its investment objective. Assets of the Fund may be invested in the municipal securities of non-Arizona municipal issuers ("Other Municipal Securities"). Dividends paid by the Fund which are derived from interest attributable to Arizona Municipal Securities will be excluded from gross income for Federal income tax purposes and exempt from Arizona state personal income taxes (but not from Arizona state franchise tax or Arizona state corporate income tax). Dividends derived from interest on obligations of non-Arizona municipal issuers will be exempt from Federal income taxes, but may be subject to Arizona state personal income taxes. Dividends derived from certain municipal securities (including Arizona Municipal Securities), however, may be a specific tax item for Federal alternative minimum tax purposes. The Fund may invest without limit in securities subject to the Federal alternative minimum tax. See "Investment Objective and Management Policies" and "Dividends, Distributions and Taxes."


      The Fund is more susceptible to factors adversely affecting issuers of Arizona municipal securities than is a municipal bond fund that does not emphasize these issuers. See "Investment Objectives and Management Policies" in the Prospectus and "Special Considerations Relating to Arizona Municipal Securities" in the SAI for further details about the risks of investing in Arizona obligations.

      The Fund generally will invest at least 80% of its assets in securities rated investment grade, and may invest the remainder of its assets in securities rated as low as C by Moody's Investors Service, Inc. ("Moody's") or D by Standard & Poor's Ratings Group ("S&P"), or have an equivalent rating by any nationally recognized statistical rating organization ("NRSRO") or in unrated obligations deemed by the Adviser to be of comparable quality. Securities in the fourth highest rating category, though considered to be investment grade, have speculative characteristics. Securities rated as low as D are extremely speculative and are in actual default of interest and/or principal payments.


      There are several risks in connection with the use of certain portfolio strategies by the Fund, such as the use of when-issued securities, puts, stand-by commitments, municipal leases, financial futures contracts and related put and call options and options on debt securities and securities indices. See "Investment Objective and Management Policies -- Certain Portfolio Strategies."

--------------------------------------------------------------------------------
Prospectus Summary (continued)
--------------------------------------------------------------------------------

THE FUND'S EXPENSES The following expense table lists the costs and expenses an investor will incur either directly or indirectly as a shareholder of the Fund, based on the maximum sales charge or maximum CDSC that may be incurred at the time of purchase or redemption based on the Fund's current operating expenses for its most recent fiscal year:



Smith Barney Arizona Municipals Fund Inc.           Class A   Class B     Class L*   Class Y
============================================================================================
Shareholder Transaction Expenses
  Maximum sales charge imposed on purchases
    (as a percentage of offering price)              4.00%      None       1.00%       None
  Maximum CDSC (as a percentage of original cost or
    redemption proceeds, whichever is lower)         None**     4.50%      1.00%       None
============================================================================================
Annual Fund Operating Expenses
  (as a percentage of average net assets)
  Management fees                                    0.50%      0.50%      0.50%       0.50%
  12b-1 fees***                                      0.15       0.65       0.70        None
  Other expenses****                                 0.20       0.23       0.22        0.20
============================================================================================
TOTAL FUND OPERATING EXPENSES                        0.85%      1.38%      1.42%       0.70%
============================================================================================

* Class L shares were called Class C shares until June 12, 1998. For shareholders who owned Class C shares of the Fund as of June 12, 1998, Class L shares may be purchased without including the 1% initial sales charge until June 25, 1999.
** Purchases of Class A shares of $500,000 or more will be made at net asset value with no sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.
*** Upon conversion of Class B shares to Class A shares, such shares will no longer be subject to a distribution fee. Class L shares do not have a conversion feature and, therefore, are subject to an ongoing distribution fee. As a result, long-term shareholders of Class L shares may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.
**** For Class Y shares, "Other expenses" have been estimated based on expenses incurred by Class A shares because no Class Y shares were outstanding as of May 31, 1998.

      Class A shares of the Fund purchased through the Smith Barney Asset One Program will be subject to an annual asset-based fee, payable quarterly, in lieu of the initial sales charge. The fee will vary to a maximum of 1.50%, depending on the amount of assets held through the Program. For more information, please call your Salomon Smith Barney Financial Consultant.

   The sales charge and CDSC set forth in the above table are the maximum charges imposed on purchases or redemptions of Fund shares and investors may actually pay lower or no charges depending on the amount purchased and, in the case of Class B, Class L and certain Class A shares, the length of time the shares are held. See "Purchase of Shares" and "Redemption of Shares." Salomon Smith Barney receives an annual 12b-1 service fee of 0.15% of the value of average daily net assets of Class A shares. Salomon Smith Barney also receives, with respect to Class B shares, an annual 12b-1 fee of 0.65% of the value of average daily net assets of that Class, consisting of a 0.50% distribution fee and a 0.15% service fee. For Class L shares, Salomon Smith Barney receives an annual 12b-1 fee of 0.70%

--------------------------------------------------------------------------------
Prospectus Summary (continued)
--------------------------------------------------------------------------------

of the value of average daily net assets of that Class, consisting of a 0.55% distribution fee and a 0.15% service fee. "Other Expenses" in the above table include fees for shareholder services, custodial fees, legal and accounting fees, printing costs and registration fees.


EXAMPLE The following example is intended to assist an investor in understanding the various costs that an investor in the Fund will bear directly or indirectly. The example assumes payment by the Fund of operating expenses at the levels set forth in the table above. See "Purchase of Shares," "Redemption of Shares" and "Management of the Fund."

Smith Barney Arizona Municipals Fund Inc.  1 Year   3 Years   5 Years  10 Years*
================================================================================
An investor would pay the following
expenses on a $1,000 investment, assuming
(1) 5.00% annual return and (2) redemption
at the end of each time period:
  Class A                                    $48      $66       $85       $141
  Class B                                     59       74        81        151
  Class L                                     34       54        87        178
  Class Y                                      7       22        39         87

An investor would pay the following
expenses on the same investment, assuming
the same annual return and no redemption:
  Class A                                    $48      $66       $85       $141
  Class B                                     14       44        76        151
  Class L                                     24       54        87        178
  Class Y                                      7       22        39         87
================================================================================


* Ten-year figures assume conversion of Class B shares to Class A shares at the end of the eighth year following the date of purchase.

      The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, the Fund's actual return will vary and may be greater or less than 5.00%. This example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------


      The following information for each of the years in the four-year period ended May 31, 1998 has been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon appears in the Fund's Annual Report dated May 31, 1998. The following information for the fiscal years from May 31, 1989 to May 31, 1994 has been audited by other auditors. This information should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report, which is incorporated by reference into the SAI. As of May 31, 1998, no Class Y shares were outstanding and, accordingly, no comparable information is available at this time for that class.

For a share of each class of capital stock outstanding throughout each year(1):

Smith Barney Arizona
Municipals Fund Inc.


Class A Shares                        1998       1997      1996      1995     1994(2)      1993
=================================================================================================
Net Asset Value, Beginning of Year   $10.21     $ 9.95    $10.09    $ 9.82    $10.40      $ 9.84
-------------------------------------------------------------------------------------------------
Income From Operations:
  Net investment income(3)             0.50       0.53      0.53      0.54      0.54        0.58
  Net realized and unrealized
    gain/(loss)                        0.40       0.26     (0.15)     0.33     (0.38)       0.65
-------------------------------------------------------------------------------------------------
Total Income from Operations           0.90       0.79      0.38      0.87      0.16        1.23
=================================================================================================
Less Distributions From:
  Net investment income               (0.52)     (0.53)    (0.52)    (0.54)    (0.53)      (0.57)
  Net realized gains                  (0.05)        --        --     (0.06)    (0.21)      (0.08)
  Capital                                --         --        --        --        --       (0.02)
-------------------------------------------------------------------------------------------------
Total Distributions                   (0.57)     (0.53)    (0.52)    (0.60)    (0.74)      (0.67)
=================================================================================================
Net Asset Value, End of Year         $10.54     $10.21    $ 9.95    $10.09    $ 9.82      $10.40
-------------------------------------------------------------------------------------------------
Total Return                           9.00%      8.06%     3.82%     9.38%     1.33%      12.92%
-------------------------------------------------------------------------------------------------
Net Assets End of Year (in 000's)   $46,183    $37,304   $40,917   $43,222   $44,552     $44,055
-------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(3)                          0.85%      0.88%     0.82%     0.82%     0.83%       0.77%
  Net investment income                4.87       5.17      5.20      5.37      5.24        5.66
-------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                  42%        27%       22%       21%       49%         44%
=================================================================================================

(1) Certain prior year numbers have been restated to reflect current year's presentation. Net investment income, net realized gains and net assets were not affected by this change.
(2) Per share amounts have been calculated using the monthly average shares method rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(3) The investment adviser waived all or part of its fees for the five years ended May 31, 1996. If such fees had not been waived, the per share effect on net investment income and the expense ratios would have been as follows:


                Per Share Decreases                     Expense Ratios
             to Net Investment Income                 Without Fee Waiver
         ---------------------------------    --------------------------------
         1996   1995   1994   1993   1992     1996   1995   1994   1993   1992
         ----   ----   ----   ----   ----     ----   ----   ----   ----   ----
Class A  $0.02  $0.04  $0.02  $0.04  $0.02    0.99%  1.01%  1.05%  1.10%  0.90%

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year:

Smith Barney Arizona
Municipals Fund Inc.

Class A Shares(1)                             1992        1991        1990       1989
=======================================================================================
Net Asset Value, Beginning of Year          $  9.63     $  9.49     $  9.66     $ 9.22
---------------------------------------------------------------------------------------
Income From Operations:
  Net investment income(2)                     0.59        0.68        0.71       0.82
  Net realized and unrealized gain/(loss)      0.32        0.14       (0.12)      0.31
---------------------------------------------------------------------------------------
Total Income from Operations                   0.91        0.82        0.59       1.13
=======================================================================================
Less Distributions From:
  Net investment income                       (0.60)      (0.68)      (0.71)     (0.69)
  Net realized gains                          (0.06)         --       (0.05)        --
  Capital                                     (0.04)         --          --         --
---------------------------------------------------------------------------------------
Total Distributions                           (0.70)      (0.68)      (0.76)     (0.69)
=======================================================================================
Net Asset Value, End of Year                $  9.84     $  9.63     $  9.49     $ 9.66
---------------------------------------------------------------------------------------
Total Return                                   9.86%       8.92%       6.31%     12.70%
---------------------------------------------------------------------------------------
Net Assets End of Year (in 000's)           $38,759     $28,373     $18,167     $4,903
---------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(2)                                  0.68%       0.14%       0.03%      0.34%
  Net investment income                        6.02        7.06        7.34       7.23
---------------------------------------------------------------------------------------
Portfolio Turnover Rate                          44%         49%         86%        63%
=======================================================================================

(1) Any shares outstanding prior to November 6, 1992 were designated as Class A shares.
(2) The investment adviser waived all or part of its fees for the four years ended May 31, 1991. If such fees had not been waived, the per share effect on net investment income and the expense ratios would have been as follows:

             Per Share Decreases                  Expense Ratios
          to Net Investment Income              Without Fee Waiver
          ------------------------              ------------------
          1991    1990  1989  1988          1991   1990   1989   1988
          ----    ----  ----  ----          ----   ----   ----   ----
Class A  $0.10   $0.20  $0.66 $0.13         1.13%  2.13%  6.20%  2.58%

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------


For a share of each class of capital stock outstanding throughout each year(1):

Smith Barney Arizona
Municipals Fund Inc.

Class B Shares                                1998        1997        1996        1995       1994(2)     1993(3)
=================================================================================================================
Net Asset Value, Beginning of Year          $ 10.21     $  9.95     $ 10.09     $  9.82     $ 10.40     $ 9.97
-----------------------------------------------------------------------------------------------------------------
Income From Operations:
  Net investment income(4)                     0.45        0.48        0.48        0.49        0.49       0.31
  Net realized and unrealized gain/(loss)      0.40        0.26       (0.15)       0.33       (0.37)      0.50
-----------------------------------------------------------------------------------------------------------------
Total Income from Operations                   0.85        0.74        0.33        0.82        0.12       0.81
=================================================================================================================
Less Distributions From:
  Net investment income                       (0.47)      (0.48)      (0.47)      (0.49)      (0.49)     (0.29)
  Net realized gains                          (0.05)         --          --       (0.06)      (0.21)     (0.08)
  Capital                                        --          --          --          --          --      (0.01)
-----------------------------------------------------------------------------------------------------------------
Total Distributions                           (0.52)      (0.48)      (0.47)      (0.55)      (0.70)     (0.38)
=================================================================================================================
Net Asset Value, End of Year                $ 10.54     $ 10.21     $  9.95     $ 10.09     $  9.82     $10.40
-----------------------------------------------------------------------------------------------------------------
Total Return                                   8.46%       7.53%       3.30%       8.78%       0.84%      8.31%++
-----------------------------------------------------------------------------------------------------------------
Net Assets End of Year (in 000's)           $19,721     $19,886     $22,369     $22,838     $19,306     $8,149
-----------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(4)                                  1.38%       1.39%       1.33%       1.33%       1.35%      1.33%+
  Net investment income                        4.35        4.66        4.69        4.85        4.73       5.10+
-----------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                          42%         27%         22%         21%         49%        44%
=================================================================================================================


(1) Certain prior year numbers have been restated to reflect current year's presentation. Net investment income, net realized gains and net assets were not affected by this change.
(2) Per share amounts have been calculated using the monthly average shares method rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(3)   For the period from November 6, 1992 (inception date) to May 31, 1993.


(4) The investment adviser waived all or part of its fees for the four years ended May 31, 1996. If such fees had not been waived, the per share effect on net investment income and the expense ratios would have been as follows:


            Per Share Decreases                       Expense Ratios
          to Net Investment Income                 Without Fee Waiver
         --------------------------             -------------------------
         1996    1995   1994   1993             1996   1995   1994    1993
         ----    ----   ----   ----             ----   ----   ----    ----
Class B  $0.02  $0.03  $0.02  $0.02             1.50%  1.52%  1.57%  1.66%+

++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------


For a share of each class of capital stock outstanding throughout each year(1):


Smith Barney Arizona
Municipals Fund Inc.


Class L Shares(2)                           1998     1997     1996     1995(3)
================================================================================
Net Asset Value, Beginning of Year         $10.21   $ 9.95   $10.09    $ 9.28
--------------------------------------------------------------------------------
Income From Operations:
  Net investment income(4)                   0.45     0.47     0.48      0.24
  Net realized and unrealized gain (loss)    0.39     0.26    (0.15)     0.86
--------------------------------------------------------------------------------
Total Income from Operations                 0.84     0.73     0.33      1.10
================================================================================
Less Distributions From:
  Net investment income                     (0.47)   (0.47)   (0.47)    (0.23)
  Net realized gains                        (0.05)      --       --     (0.06)
--------------------------------------------------------------------------------
Total Distributions                         (0.52)   (0.47)   (0.47)    (0.29)
================================================================================
Net Asset Value, End of Year               $10.53   $10.21   $ 9.95    $10.09
--------------------------------------------------------------------------------
Total Return                                 8.30%    7.49%    3.26%    12.10%++
--------------------------------------------------------------------------------
  Net Assets End of Year (in 000's)          $875     $822     $554      $386
--------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(4)                                1.42%    1.42%    1.39%     1.38%+
  Net investment income                      4.30     4.63     4.63      4.81+
--------------------------------------------------------------------------------
Portfolio Turnover Rate                        42%      27%      22%       21%
================================================================================


(1) Certain prior year numbers have been restated to reflect current year's presentation. Net investment income, net realized gains and net assets were not affected by this change.


(2)   Class L shares were called Class C shares until June 12, 1998.
(3)   For the period from December 8, 1994 (inception date) to May 31, 1995.
(4) The investment adviser waived all or part of its fees for the two years ended May 31, 1996 and the period ended May 31, 1995. If such fees had not been waived, the per share effect on net investment income and the expense ratios would have been as follows:

            Per Share Decreases         Expense Ratios
         to Net Investment Income     Without Fee Waiver
         ------------------------     ------------------
                1996   1995              1996    1995
                ----   ----              ----    ----
Class L         $0.02  $0.01             1.56%   1.56%+

++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.

--------------------------------------------------------------------------------
Investment Objective and Management Policies
--------------------------------------------------------------------------------

      The investment objective of the Fund is to provide Arizona investors the maximum amount of income exempt from Federal and Arizona state income taxes as is consistent with the preservation of capital. This investment objective may not be changed without the approval of the holders of a majority of the Fund's outstanding shares. The Fund attempts to achieve its objective by investing primarily in debt securities, the interest on which is excluded from gross income for Federal income tax purposes and which is exempt from Arizona state income taxes. The Fund may purchase and sell financial futures contracts, and options thereon, and may purchase and sell options on debt securities and securities indices. There can be no assurance that the Fund's investment objective will be achieved.


      The Fund will operate subject to an investment policy which provides that, under normal market conditions, the Fund will invest at least 80% of its net assets in Arizona Municipal Securities. The Fund may invest up to 20% of its net assets in Other Municipal Securities, the interest on which is excluded from gross income for Federal income tax purposes (not including the possible applicability of a Federal alternative minimum tax), but which is subject to Arizona state personal income tax. For temporary defensive purposes, the Fund may invest without limit in non-Arizona municipal issuers and in "Temporary Investments" as described below.

      The Fund generally will invest at least 80% of its total assets in investment grade debt obligations rated no lower than Baa, MIG 3 or Prime-1 by Moody's or BBB, SP-2 or A-1 by S&P, or have the equivalent rating by any NRSRO, or in unrated obligations deemed by the Adviser to be of comparable quality. Unrated obligations will be considered to be of investment grade if deemed by the Adviser to be comparable in quality to instruments so rated, or if other outstanding obligations of the issuers thereof are rated Baa or better by Moody's or BBB or better by S&P. The balance of the Fund's assets may be invested in securities rated as low as C by Moody's or D by S&P, or have the equivalent rating by any NRSRO, or in unrated obligations deemed by the Adviser to be of comparable quality, which are sometimes referred to as "junk bonds." Securities in the fourth highest rating category, though considered to be investment grade, have speculative characteristics. Securities rated as low as D are extremely speculative and are in actual default of interest and/or principal payments. The Fund will not purchase an unrated municipal security if, after such purchase, more than 20% of the Fund's total assets would be invested in unrated municipal securities. A description of the rating systems of S&P and Moody's is contained in the Appendix to the SAI.

      The Fund's average weighted maturity will vary from time to time based on the judgment of the Adviser. The Fund intends to focus on intermediate- and long-term obligations -- obligations with remaining maturities at the time of purchase of from three to in excess of twenty years.


      While the market values of low-rated and comparable unrated securities tend to react less to fluctuations in interest rate levels than the market values of higher-

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------

rated securities, the market values of certain low-rated and comparable unrated municipal securities also tend to be more sensitive than higher-rated securities to short-term corporate and industry developments and changes in economic conditions (including recession) in specific regions or localities or among specific types of issuers. In addition, low-rated securities and comparable unrated securities generally present a higher degree of credit risk. During an economic downturn or a prolonged period of rising interest rates, the ability of issuers of low-rated and comparable unrated securities to service their payment obligations, meet projected goals or obtain additional financing may be impaired. The risk of loss due to default by such issuers is significantly greater because low-rated and comparable unrated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in payment of principal or interest on its portfolio holdings.

      While the market for municipal securities is considered to be generally adequate, the existence of limited markets for particular low-rated and comparable unrated securities may diminish the Fund's ability to (a) obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value and (b) sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets. The market for certain low-rated and comparable unrated securities has not fully weathered a major economic recession. Any such recession, however, would likely disrupt severely the market for such securities and adversely affect the value of the securities and the ability of the issuers of such securities to repay principal and pay interest thereon.

      Fixed-income securities, including low-rated securities and comparable unrated securities, frequently have call or buy-back features that permit their issuers to call or repurchase the securities from their holders, such as the Fund. If an issuer exercises these rights during periods of declining interest rates, the Fund may have to replace the security with a lower yielding security, thus resulting in a decreased return to the Fund.

      Municipal bonds are debt obligations which generally have a maturity at the time of issue in excess of one year and are issued to obtain funds for various public purposes. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities, or, in some cases, from the proceeds of a special excise tax or specific revenue source but not from the general taxing power. Private activity bonds issued by or on behalf of public authorities to obtain funds for privately operated facilities are in most cases revenue bonds which do not generally carry the pledge of the full faith and credit of the issuer of such bonds, but

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------

depend for payment on the ability of the industrial user to meet its obligations (or any property pledged as security).

      The Fund may invest without limit in private activity bonds which can be classified as Arizona Municipal Securities. Interest income on certain types of private activity bonds issued after August 7, 1986 to finance non-governmental activities is a specific tax preference item for purposes of the Federal individual and corporate alternative minimum taxes. Individual and corporate shareholders may be subject to a Federal alternative minimum tax to the extent the Fund's dividends are derived from interest on these bonds. Dividends derived from interest income on Arizona Municipal Securities are a component of the "current earnings" adjustment item for purposes of the Federal corporate alternative minimum tax.

      The Fund may invest without limit in debt obligations that are repayable out of revenue streams generated from economically related projects or facilities or debt obligations whose issuers are located in the same state. Sizeable investments in such obligations could involve an increased risk to the Fund should any of the related projects or facilities experience financial difficulties.


      The Fund may invest without limit in "municipal leases," which generally are participations in intermediate- and short-term debt obligations issued by municipalities consisting of leases or installment purchase contracts. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. Although "non-appropriation" lease obligations are often secured by the underlying property, disposition of the property in the event of foreclosure might prove difficult. In evaluating municipal lease obligations, the Adviser will consider such factors as it deems appropriate, which may include: (a) whether the lease can be canceled; (b) the ability of the lease obligee to direct the sale of the underlying assets; (c) the general creditworthiness of the lease obligor; (d) the likelihood that the municipality will discontinue appropriating funding for the leased property in the event such property is no longer considered essential by the municipality; (e) the legal recourse of the lease obligee in the event of such a failure to appropriate funding; (f) whether the security is backed by a credit enhancement such as insurance; and (g) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services rather than those covered by the lease obligation.

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------


      The Fund may also invest in zero coupon bonds. Such bonds carry an additional risk in that, unlike bonds which pay interest throughout the period to maturity, the Fund will realize no cash until the cash payment date unless a portion of such securities is sold and, if the issuer defaults, the Fund may obtain no return at all on its investment.


      The value of the Fund's portfolio securities, and therefore its net asset value per share, may fluctuate due to various factors, including fluctuations in interest rates generally, as well as changes in the ability of issuers of municipal securities to pay interest and principal. The Fund's portfolio will be actively managed in pursuit of its objective, and therefore may have higher portfolio turnover than that of other funds with similar objectives. A high portfolio turnover rate may cause the Fund to incur additional expenses. Portfolio turnover may result in the realization of net gains, which are not tax-exempt when distributed to shareholders.

      From time to time, proposed legislation restricting or eliminating the Federal tax-exempt status of issues of municipal securities has been introduced before Congress. Legislative developments may affect the value of the portfolio securities of the Fund and therefore the value of the Fund's shares, as well as the tax-exempt status of dividends. The Fund will monitor the progress of any such proposals to determine what, if any, defensive action may be taken, if any legislation which would have a material adverse effect on the ability of the Fund to pursue its objective were adopted, the investment objective and policies of the Fund would be reconsidered by the Board of Directors.

      A more detailed explanation of the Fund's investments, together with certain investment restrictions which the Fund has adopted and which cannot be changed without the majority vote of the outstanding shares of the Fund, is discussed below and in the SAI.

      Special Considerations Relating to Arizona Municipal Securities. Because the Fund concentrates its investments in Arizona Municipal Securities, the Fund is more susceptible to factors adversely affecting Arizona issuers than is a municipal bond fund that is not concentrated in these issuers to this degree. Investors should realize the risks associated with an investment in such securities.


      Arizona local governmental entities are subject to certain limitations on their ability to assess taxes and levies which could affect their ability to meet their financial obligations. If either Arizona or any of its local governmental entities is unable to meet its financial obligations, the income derived by the Fund, the ability to preserve or realize appreciation of the Fund's capital, and the Fund's liquidity could be adversely affected.


      Additional financial considerations relating to the risks associated with investing in Arizona Municipal Securities are summarized in the SAI.

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------

      CERTAIN PORTFOLIO STRATEGIES

      In attempting to achieve its investment objective, the Fund may employ, among others, the following investment techniques:


      When-Issued Securities: New issues of Arizona Municipal Securities (and other tax-exempt obligations) frequently are offered on a when-issued basis, which means that delivery and payment for such securities normally take place within 45 days after the date of the commitment to purchase. The payment obligation and interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Arizona Municipal Securities, like other investments made by the Fund, may decline or appreciate in value before their actual delivery to the Fund. Due to the fluctuations in the value of securities purchased and sold on a when-issued basis, the yields obtained on these securities may be higher or lower than the yields available in the market on the date when the instruments actually are delivered to the buyers. The Fund will not accrue income with respect to a when-issued security prior to its stated delivery date. The Fund will establish a segregated account with the Fund's custodian consisting of cash, debt securities of any grade, having a value equal to or greater than the Fund's purchase commitments, provided such securities have been determined by the Adviser to be liquid and unencumbered, and are marked to market daily, pursuant to guidelines established by the directors. Placing securities rather than cash in the segregated account may have a leveraging effect on the Fund's net assets. The Fund generally will make commitments to purchase Arizona Municipal Securities (and other tax-exempt obligations) on a when-issued basis only with the intention of actually acquiring the securities, but the Fund may sell the securities before the delivery date if it is deemed advisable.


      Puts or Stand-by Commitments. The Fund may purchase municipal securities together with the right (a "put" or "stand-by commitment") to resell the securities to the seller at an agreed-upon price or yield within a specified period prior to the maturity date of the securities. The Fund uses puts for liquidity purposes (i.e., to provide a ready market for its municipal securities to meet cash needs).


      Temporary Investments. Under normal market conditions, the Fund may hold up to 20% of its total assets in cash or money market instruments, including taxable money market instruments ("Temporary Investments"). In addition, when the Adviser believes that market conditions warrant, including when acceptable Arizona Municipal Securities are unavailable, the Fund may take a temporary defensive posture and invest without limitation in Temporary Investments. Securities eligible for short-term investment by the Fund are tax-exempt notes of municipal issuers having, at the time of purchase, a rating within the three highest grades by Moody's or S&P or having the equivalent rating by any NRSRO or, if not rated, issued by issuers with outstanding debt securities rated within the two highest grades by Moody's or S&P or having the equivalent rating by any NRSRO,

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------

and certain taxable short-term instruments having quality characteristics comparable to those for tax-exempt investments. To the extent the Fund holds Temporary Investments, it may not achieve its investment objective.

      The Fund also may invest for the same purpose in repurchase agreements with certain banks and dealers. the Manager considers the value of the collateral and the creditworthiness of banks and broker-dealers with which the Fund enters into repurchase agreements. Repurchase agreements may be entered into with respect to any securities eligible for investment by the Fund, including Arizona Municipal Securities. The income from a repurchase agreement with respect to a municipal security would not be tax-exempt. Since the commencement of its operations, the Fund has not found it necessary to make taxable Temporary Investments.

      See the SAI for a further description of short-term municipal and taxable investments and the Moody's and S&P ratings.

      Financial Futures Contracts and Related Options. The Fund may purchase and sell financial futures contracts and related options. Financial futures contracts are commodities contracts which obligate the long or short holder to take or make delivery at a future date of a specified quantity of a financial instrument such as Treasury bonds or bills (although they generally are settled in cash) or the cash value of a securities index. A "sale" of a futures contract means the undertaking of a contractual obligation to deliver the securities or the index value called for by the contract at a specified price on a specified date. A "purchase" of a futures contract means the acquisition of a contractual obligation to acquire the securities or cash value of an index at a specified price on a specified date. Currently, futures contracts are available on several types of fixed-income securities including Treasury bonds, notes and bills, commercial paper and certificates of deposit, as well as municipal bond indices.

      The Fund will engage in financial futures transactions as a hedge against the effects of fluctuating interest rates and other market conditions. For example, if the Fund owned long-term bonds, and interest rates were expected to rise, it could sell futures contracts ("short hedge") which would have much the same effect as selling some of the long-term bonds that it owned. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the Fund's futures contracts should increase, thus keeping the net asset value of the Fund from declining as much as it otherwise would have.

      If the Fund anticipated a decline in long-term interest rates, the Fund could hold short-term municipal securities and benefit from the income earned by holding such securities while purchasing futures contracts ("long hedge") in an attempt to gain the benefit of rising long-term bond prices, because the value of the futures contracts should rise with the long-term bonds. In so doing, the Fund could take advantage of the anticipated rise in the value of long-term bonds without actually buying them.

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------

      The Fund could accomplish similar results by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to rise or by buying bonds with long maturities and selling bonds with short maturities when interest rates are expected to decline. However, by using futures contracts, the Fund could accomplish the same results more easily and more quickly due to the generally greater liquidity in the financial futures markets than in the municipal securities markets.

      The Fund also may purchase and write call and put options on financial futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise, the writer of the option delivers to the holder the futures position together with the accumulated balance in the writer's futures margin account (the amount by which the market price of the futures contract varies from the exercise price). The Fund will be required to deposit or pay initial margin and maintenance margin with respect to put and call options on futures contracts written by it.

      The Fund also may purchase and write call and put options on securities indices. Options on indices are similar to options on securities except that settlement is made in cash. No physical delivery of the underlying securities in the index is made. Unlike options on specific securities, gain or loss depends on the price movements in the securities included in the index rather than price movements in individual securities. When the Fund writes an option on a securities index, it will be required to deposit and maintain with a custodian portfolio securities equal in value to 100% of the exercise price in the case of a put, or the contract value in the case of a call. In addition, when the contract value of a call option written by the Fund exceeds the exercise price, the Fund will segregate cash or cash equivalents equal in value to such excess.


      Regulations of the Commodity Futures Trading Commission applicable to the Fund require that its transactions in financial futures contracts and options on financial futures contracts be engaged in for bona fide hedging purposes, or if the Fund enters into futures contracts for speculative purposes, that the aggregate initial margin deposits and premiums paid by the Fund will not exceed 5% of the market value of its assets. In addition, the Fund will, with respect to its purchases of financial futures contracts, establish a segregated account consisting of cash, cash equivalents, U.S. government securities or debt securities of any grade (provided such assets are liquid, unencumbered and marked to market daily) in an amount equal to the total market value of the futures contracts, less the amount of initial margin on deposit for the contracts.


      There are certain risks associated with the use of futures contracts and related options. There is no assurance that the Fund will be able to close out its futures positions at any time, in which case it would be required to maintain the margin

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------


deposits on the contract. The costs incurred in connection with futures transactions could reduce the Fund's yield. There can be no assurance that hedging transactions will be successful, as they depend upon the Adviser's ability to predict changes in interest rates. Furthermore, there may be an imperfect correlation (or no correlation) between the price movements of the futures contracts and price movements of the Fund's portfolio securities being hedged. This lack of correlation could result from differences between the securities being hedged and the securities underlying the futures contracts in interest rate levels, maturities and creditworthiness of issuers, as well as from variations in speculative market demand for futures contracts and debt securities. Where futures contracts are purchased to hedge against an increase in the price of long-term securities, but the long-term market declines and the Fund does not invest in long-term securities, the Fund would realize a loss on the futures contracts, which would not be offset by a reduction in the price of the securities purchased. Where futures contracts are sold to hedge against a decline in the value of long-term securities in the Fund's portfolio, but the long-term market advances, the Fund would lose part or all of the benefit of the advance due to offsetting losses in its futures positions. Options on futures contracts and index options involve risks similar to those risks relating to transactions in financial futures contracts, described above. The use of futures contracts and related options may be expected to result in taxable income to the Fund and its shareholders.


      Options on Debt Securities. In connection with its hedging activities, the Fund may purchase and sell put and call options on debt securities on national securities exchanges. The Fund proposes to purchase put options as a defensive measure to minimize the impact of market price declines on the value of certain of the securities in the Fund's portfolio. The Fund may write listed call options only if the calls are "covered" throughout the life of the option. A call is "covered" if the Fund owns the optioned securities or maintains in a segregated account with the Fund's custodian cash, cash equivalents, U.S. government securities or debt securities of any grade (provided such assets are liquid, unencumbered and marked to market daily) with a value sufficient to meet its obligations under the call. When the Fund writes a call, it receives a premium and gives the purchaser the right to buy the underlying security at any time during the call period (usually not more than fifteen months) at a fixed exercise price regardless of market price changes during the call period. If the call is exercised, the Fund would forego any gain from an increase in the market price of the underlying security over the exercise price. The Fund may purchase a call on securities only to effect a "closing purchase transaction," which is the purchase of a call covering the same underlying security, and having the same exercise price and expiration date as a call previously written by the Fund on which it wishes to terminate its obligations.

      The Fund also may write and purchase put options ("puts"). When the Fund writes a put, it receives a premium and gives the purchaser of the put the right to sell the underlying security to the Fund at the exercise price at any time during the

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------

option period. When the Fund purchases a put, it pays a premium in return for the right to sell the underlying security at the exercise price at any time during the option period. If any put is not exercised or sold, it will become worthless on its expiration date. The Fund will not purchase puts if more than 10% of its net assets would be invested in premiums on puts.

      The Fund may write puts only if the puts are "secured." A put is "secured" if the Fund maintains cash, cash equivalents, U.S. government securities or debt securities of any grade (provided such assets are liquid, unencumbered and marked to market daily) with a value equal to the exercise price in a segregated account or holds a put on the same underlying security at an equal or greater exercise price. The aggregate value of the obligations underlying puts written by the Fund will not exceed 50% of its net assets. The Fund also may write "straddles," which are combinations of secured puts and covered calls on the same underlying security.

      The Fund will realize a gain (or loss) on a closing purchase transaction with respect to a call or put previously written by the Fund if the premium, plus commission costs, paid to purchase the call or put is less (or greater) than the premium, less commission costs, received on the sale of the call or put. A gain also will be realized if a call or put which the Fund has written lapses unexercised, because the Fund would retain the premium.

      The Fund's option positions may be closed out only on an exchange which provides a secondary market for options of the same series, but there can be no assurance that a liquid secondary market will exist at a given time for any particular option. In this regard, trading in options on U.S. government securities is relatively new, so that it is impossible to predict to what extent liquid markets will develop or continue. The use of options may be expected to result in taxable income to the Fund.


      Year 2000 -- The investment management services provided to the Fund by the Adviser and the services provided to shareholders by Salomon Smith Barney depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the Fund's operations, including the handling of securities trades, pricing and account services. The Adviser and Salomon Smith Barney have advised the Fund that they have been reviewing all of their computer systems and actively working on necessary changes to their systems to prepare for the year 2000 and expect that their systems will be compliant before that date. In addition, the Adviser has been advised by the Fund's custodian, transfer agent and accounting service agent that they are also in the process of modifying their systems with the same goal. There can, however, be no assurance that the Adviser, Salomon Smith Barney or any other service provider will be successful, or that interaction with other non-complying computer systems will not impair Fund services at that time.

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------


      In addition, the ability of issuers to make timely payments of interest and principal or to continue their operations or services may be impaired by the inadequate preparation of their computer systems for the year 2000. This may adversely affect the market values of securities of specific issuers or of securities generally if the inadequacy of preparation is perceived as widespread or as affecting trading markets.


--------------------------------------------------------------------------------
Valuation of Shares
--------------------------------------------------------------------------------


      The Fund's net asset value per share is determined as of the close of regular trading on the NYSE, on each day that the NYSE is open, by dividing the value of the Fund's net assets attributable to each Class by the total number of shares of that Class outstanding.

      When, in the judgement of the pricing service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid and asked prices. Investments for which, in the judgement of the pricing service, there is no readily obtainable market quotation (which may constitute a majority of the portfolio securities) are carried at fair value of securities of similar type, yield and maturity. Pricing services generally determine value by reference to transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities. Short-term investments that mature in 60 days or less are valued at amortized cost whenever the Board of Directors determines that amortized cost is fair value. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Securities and other assets that are not priced by a pricing service and for which quotations are not available will be valued in good faith at fair value by or under the direction of the Fund's Board of Directors. Further information regarding the Fund's valuation policies is contained in the SAI.


--------------------------------------------------------------------------------
Dividends, Distributions and Taxes
--------------------------------------------------------------------------------


      DIVIDENDS AND DISTRIBUTIONS

      The Fund's policy is to declare and pay exempt-interest dividends monthly. Dividends from net realized capital gains, if any, will be distributed annually. The Fund may also pay additional dividends shortly before December 31 from certain amounts of undistributed ordinary income and capital gains, in order to avoid a Federal excise tax liability. If a shareholder does not otherwise instruct, exempt-interest dividends and capital gain distributions will be reinvested automatically in

--------------------------------------------------------------------------------
Dividends, Distributions and Taxes (continued)
--------------------------------------------------------------------------------


additional shares of the same Class at net asset value, with no additional sales charge or CDSC.

      The per share amounts of the exempt-interest dividends on Class B and Class L shares may be lower than on Class A and Class Y shares, mainly as a result of the distribution fees applicable to Class B and Class L shares. Similarly, the per share amounts of exempt-interest dividends on Class A shares may be lower than on Class Y shares, as a result of the service fee attributable to Class A shares. Capital gain distributions, if any, will be the same for all Classes of Fund shares (A, B, L and Y).

      TAXES

      The following is a summary of the material federal tax considerations affecting the Fund and Fund shareholders. Please refer to the SAI for further discussion. In addition to the considerations described below and in the SAI, there may be other federal, state, local, or foreign tax applications to consider. Because taxes are a complex matter, prospective shareholders are urged to consult their tax advisors for more detailed information with respect to the tax consequences of any investment.

      The Fund intends to qualify, as it has in prior years, under Subchapter M of the Internal Revenue Code for tax treatment as a regulated investment company. In each taxable year that the Fund qualifies, so long as such qualification is in the best interests of its shareholders, the Fund will pay no federal income tax on its net investment income and long-term capital gain that is distributed to shareholders. The Fund also intends to satisfy conditions that will enable it to pay "exempt-interest dividends" to shareholders. Exempt-interest dividends are generally not subject to regular federal income taxes, although they may be considered taxable for certain state and local income (or intangible) tax purposes. Arizona resident shareholders will not be subject to Arizona personal income tax on exempt-interest dividends and capital gain distributions, attributable to municipal obligations of Arizona and its political subdivisions, as well as certain other Federal obligations considered exempt for Arizona purposes. Exempt-interest dividends and capital gain distributions, may not be excluded from the net income tax computation by corporate shareholders subject to the Arizona Corporation Business Tax.

      Exempt-interest dividends attributable to interest received by the Fund on certain "private-activity" bonds will be treated as a specific tax preference item to be included in a shareholder's alternative minimum tax computation. All exempt-interest dividends will be a component of the "current earnings" adjustment item for purposes of the Federal corporate alternative minimum tax. Exempt-interest dividends derived from the interest earned on private activity bonds will not be exempt from federal income tax for those shareholders who are "substantial users" (or persons related to "substantial users") of the facilities financed by these bonds.

--------------------------------------------------------------------------------
Dividends, Distributions and Taxes (continued)
--------------------------------------------------------------------------------


      Shareholders who receive social security or equivalent railroad retirement benefits should note that exempt-interest dividends are one of the items taken into consideration in determining the amount of these benefits that may be subject to federal income tax.

      The interest expense incurred by a shareholder on borrowings made to purchase, or carry, Fund shares is not deductible for federal income tax purposes to the extent related to the exempt-interest dividends received on such shares.

      Dividends, if any, paid by the Fund from interest income on taxable investments, net realized short-term securities gains, and all or a portion of any gains realized from the sale or other disposition of certain market discount bonds are subject to federal income tax as ordinary income. Distributions, if any, from net realized long-term securities gains derived from the sale of bonds held by the Fund for more than one year, are taxable as long-term capital gains, regardless of the length of time a shareholder has owned Fund shares.

      Shareholders are required to pay tax on all taxable distributions even if those distributions are automatically reinvested in additional Fund shares. None of the dividends paid by the Fund will qualify for the corporate dividends received deduction. The Fund will inform shareholders of the source and tax status of all distributions promptly after the close of each calendar year.

      A shareholder's gain or loss on the disposition of Fund shares (whether by redemption, sale or exchange), generally will be a long-term or short-term gain or loss depending on the length of time the shares had been owned at disposition. Losses realized by a shareholder on the disposition of Fund shares owned for six months or less will be treated as a long-term capital loss to the extent a capital gain dividend had been distributed on such shares. Gains resulting from the disposition of Fund shares attributable to interest or gain from municipal obligations of Arizona and its political subdivisions, as well as certain other Federal obligations are considered exempt from Arizona personal income tax. Gains on the disposition of Fund shares by corporate shareholders are included in the net income tax base for purposes of computing the Arizona Corporation Business Tax.

      The Fund is required to withhold ("backup withholding") 31% of all taxable dividends, capital gain distributions, and the proceeds of any redemption, regardless of whether gain or loss is realized upon the redemption, for shareholders who do not provide the Fund with a correct taxpayer identification number (social security or employer identification number). Withholding from taxable dividends and capital gain distributions also is required for shareholders who otherwise are subject to backup withholding. Any tax withheld as a result of backup withholding does not constitute an additional tax, and may be claimed as a credit on the shareholders' federal income tax return.

--------------------------------------------------------------------------------
Purchase of Shares
--------------------------------------------------------------------------------


      SALES CHARGE ALTERNATIVES

      The following Classes of shares are available for purchase through this Prospectus. See "Prospectus Summary -- Alternative Purchase Arrangements" for a discussion of factors to consider in selecting which Class of shares to purchase.

      Class A Shares. Class A shares are sold to investors at the public offering price, which is the net asset value plus an initial sales charge as follows:

                            Sales              Sales               Dealers
                         Charge as a %      Charge as a %       Reallowance as
Amount of Investment    of Transaction   of Amount Invested  % of Offering Price
--------------------------------------------------------------------------------
   Less than-$25,000         4.00%              4.17%             3.60%
     $25,000-$49,999         3.50               3.63              3.15
     $50,000-$99,999         3.00               3.09              2.70
   $100,000-$249,999         2.50               2.56              2.25
   $250,000-$499,999         1.50               1.52              1.35
   $500,000 and over            *                  *                 *
================================================================================
* Purchases of Class A shares of $500,000 or more will be made at net asset value without any initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The CDSC on Class A shares is payable to Salomon Smith Barney, which compensates Salomon Smith Barney Financial Consultants and other dealers whose clients make purchases of $500,000 or more. The CDSC is waived in the same circumstances in which the CDSC applicable to Class B and Class L shares is waived. See "Deferred Sales Charge Provisions" and "Waivers of CDSC."

      Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the Fund as defined in the Securities Act of 1933, as amended (the "1933 Act"). The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of the Fund made at one time by "any person," which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account.

      Class B Shares. Class B shares are sold without an initial sales charge but are subject to a CDSC payable upon certain redemptions. See "Deferred Sales Charge Provisions" below.

      Class L Shares. Class L shares are sold with an initial sales charge of 1% (which is equal to 1.01% of the amount invested) and are subject to a CDSC payable upon certain redemptions. See "Deferred Sales Charge Provisions" below. Until June 25, 1999 purchases of Class L shares by investors who were holders of Class C shares of the Fund on June 12, 1998 will not be subject to the 1% front-end sales charge.

      Class Y Shares. Class Y shares are sold without an initial sales charge or CDSC and are available only to investors investing a minimum of $15,000,000 (except purchase of Class Y shares by Smith Barney Concert Allocation Series Inc., for which there is no minimum purchase amount).

      GENERAL

      Purchases of Fund shares must by made through a brokerage account maintained

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------


with Salomon Smith Barney, an Introducing Broker or an investment dealer in the selling group. When purchasing shares of the Fund, investors must specify whether the purchase is for Class A, Class B, Class L or Class Y shares. Salomon Smith Barney and other broker/dealers may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at the Fund's transfer agent, First Data Investor Services Group, Inc. ("First Data" or the "Transfer Agent") are not subject to a maintenance fee.

      Investors in Class A, Class B and Class L shares may open an account in the Fund by making an initial investment of at least $1,000. Investors in Class Y shares may open an account by making an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all Classes. For shareholders purchasing shares of the Fund through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement for Class A, Class B and Class L shares and subsequent investment requirement for all Classes is $25. For shareholders purchasing shares of the Fund through the Systematic Investment Plan on a quarterly basis, the minimum initial investment required for Class A, Class B and Class L shares and the subsequent investment requirement for all Classes is $50. There are no minimum investment requirements for Class A shares for employees of Travelers and its subsidiaries, including Salomon Smith Barney, and Directors/Trustees of any of the Smith Barney Mutual Funds and their spouses and children. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the Transfer Agent. Share certificates are issued only upon a shareholder's written request to the Transfer Agent. It is not recommended that the Fund be used as a vehicle for Keogh, IRA or other qualified retirement plans.

      Purchase orders received by the Fund or Salomon Smith Barney prior to the close of regular trading on the NYSE, on any day the Fund calculates its net asset value, are priced according to the net asset value determined on that day (the "trade date"). Orders received by dealers or Introducing Brokers prior to the close of regular trading on the NYSE on any day the Fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the Fund or Salomon Smith Barney prior to Salomon Smith Barney's close of business. For shares purchased through Salomon Smith Barney or Introducing Brokers purchasing through Salomon Smith Barney, payment for Fund shares is due on the third business day after the trade date. In all other cases, payment must be made with the purchase order.

      SYSTEMATIC INVESTMENT PLAN

      Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------


Systematic Investment Plan, Salomon Smith Barney or the Transfer Agent is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the shareholder's account held with a bank or other financial institution on a monthly or quarterly basis as indicated by the shareholder to provide for systematic additions to the shareholder's Fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Salomon Smith Barney or the Transfer Agent. The Systematic Investment Plan also authorizes Salomon Smith Barney to apply cash held in the shareholder's Salomon Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the Fund or a Smith Barney Financial Consultant.

      SALES CHARGE WAIVERS AND REDUCTIONS
      INITIAL SALES CHARGE WAIVERS

      Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to (i) Board Members and employees of Travelers and its subsidiaries and any Travelers Affiliated Funds including the Smith Barney Mutual Funds (including retired Board Members and employees); the immediate families of such persons (including the surviving spouse of a deceased Board Member or employee); and to a pension, profit-sharing or other benefit plan for such persons and (ii) employees of members of the National Association of Securities Dealers, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase, (b) offers of Class A shares to any other investment company to effect the combination of such company with the Fund by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of a newly employed Salomon Smith Barney Financial Consultant (for a period up to 90 days from the commencement of the Financial Consultant's employment with Salomon Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant's prior employer, (ii) was sold to the client by the Financial Consultant and (iii) was subject to a sales charge; (d) purchases by shareholders who have redeemed Class A shares in the Fund (or Class A shares of another Smith Barney Mutual Fund that is offered with a sales charge) and who wish to reinvest their redemption proceeds in the Fund, provided the reinvestment is made within 60 calendar days of the redemption; (e) purchases by accounts managed by registered investment advisory subsidiaries of Travelers; and (f) purchases by investors participating in a Salomon Smith Barney fee-based arrangement. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------


      RIGHT OF ACCUMULATION

      Class A shares of the Fund may be purchased by "any person" (as defined above) at a reduced sales charge or at net asset value determined by aggregating the dollar amount of the new purchase and the total net asset value of all Class A shares of the Fund and of funds sponsored by Smith Barney which are offered with a sales charge as currently listed under "Exchange Privilege" then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

      GROUP PURCHASES

      Upon completion of certain automated systems, a reduced sales charge or purchase at net asset value will also be available to employees (and partners) of the same employer purchasing as a group, provided each participant makes the minimum initial investment required. The sales charge applicable to purchases by each member of such a group will be determined by the table set forth above under "Sales Charge Alternatives -- Class A Shares" and will be based upon the aggregate sales of Class A shares of Smith Barney Mutual Funds offered with a sales charge to, and share holdings of, all members of the group. To be eligible for such reduced sales charges or to purchase at net asset value, all purchases must be pursuant to an employee or partnership sanctioned plan meeting certain requirements. One such requirement is that the plan must be open to specified partners or employees of the employer and its subsidiaries, if any. Such plan may, but is not required to, provide for payroll deductions. Salomon Smith Barney may also offer a reduced sales charge or net asset value purchase for aggregating related fiduciary accounts under such conditions that Salomon Smith Barney will realize economies of sales efforts and sales related expenses. An individual who is a member of a qualified group may also purchase Class A shares of the Fund at the reduced sales charge applicable to the group as a whole. The sales charge is based upon the aggregate dollar value of Class A shares offered with a sales charge that have been previously purchased and are still owned by the group, plus the amount of the current purchase. A "qualified group" is one which (a) has been in existence for more than six months, (b) has a purpose other than acquiring Fund shares at a discount and (c) satisfies uniform criteria which enable Salomon Smith Barney to realize economies of scale in its costs of distributing shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of the Fund and the members, and must agree to include sales and other materials related to the Fund in its publications and mailings to members at no cost to Salomon Smith Barney. In order to obtain such reduced sales

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------


charge or to purchase at net asset value, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. Approval of group purchase reduced sales charge plans is subject to the discretion of Salomon Smith Barney.

      LETTER OF INTENT

      Class A Shares. A Letter of Intent for an amount of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the "Amount of Investment" as referred to in the preceding sales charge table includes (i) all Class A shares of the Fund and other Smith Barney Mutual Funds offered with a sales charge acquired during the term of the Letter plus (ii) the value of all Class A shares previously purchased and still owned. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. The term of the Letter will commence upon the date the Letter is signed, or at the option of the investor, up to 90 days before such date. Please contact a Salomon Smith Barney Financial Consultant or the Transfer Agent to obtain a Letter of Intent application.

      Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares (except purchases of Class Y shares by Smith Barney Concert Allocation Series Inc., for which there is no minimum purchase amount). Such investors must make an initial minimum purchase of $5,000,000 in Class Y shares of the Fund and agree to purchase a total of $15,000,000 of Class Y shares of the Fund within 13 months from the date of the Letter. If a total investment of $15,000,000 is not made within the 13 month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.15%) and expenses applicable to the Fund's Class A shares, which may include a CDSC of 1.00%. Please contact a Salomon Smith Barney Financial Consultant or the Transfer Agent for further information.

      DEFERRED SALES CHARGE PROVISIONS

      "CDSC Shares" are: (a) Class B shares; (b) Class L shares; and (c) Class A shares that were purchased without an initial sales charge but are subject to a CDSC. A CDSC may be imposed on certain redemptions of these shares.

      Any applicable CDSC will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. CDSC Shares that are redeemed will not be subject to a CDSC to the extent that the value of such shares represents: (a) capital appreciation of Fund

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------


assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class L shares and Class A shares that are CDSC Shares, shares redeemed more than 12 months after their purchase.

      Class A shares and Class L shares that are CDSC Shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase. In circumstances in which the CDSC is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding Salomon Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders.

      Year Since Purchase
      Payment Was Made                                             CDSC
      ------------------------------------------------------------------

      First                                                        4.50%
      Second                                                       4.00
      Third                                                        3.00
      Fourth                                                       2.00
      Fifth                                                        1.00
      Sixth and thereafter                                         0.00
      ------------------------------------------------------------------

      Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There will also be converted at that time such proportion of Class B Dividend Shares owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend Shares) owned by the shareholder. See "Prospectus Summary -- Alternative Purchase Arrangements -- Class B Shares Conversion Feature."

      The length of time that CDSC Shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other Smith Barney Mutual Funds, and Fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any CDSC will be paid to Salomon Smith Barney.

      To provide an example, assume an investor purchased 100 Class B shares at $10 per share for a cost of $1,000. Subsequently, the investor acquired 5 additional shares through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share,

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------


the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

      WAIVERS OF CDSC

      The CDSC will be waived on: (a) exchanges (see "Exchange Privilege"); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences (see "Automatic Cash Withdrawal Plan") (provided, however, that automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans that were established prior to November 7, 1994); (c) redemptions of shares within 12 months following the death or disability of the shareholder; (d) involuntary redemptions; and (e) redemptions of shares to effect a combination of the Fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other Smith Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemption.

      CDSC waivers will be granted subject to confirmation (by Salomon Smith Barney in the case of shareholders who are also Salomon Smith Barney clients or by the Transfer Agent in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

--------------------------------------------------------------------------------
Exchange Privilege
--------------------------------------------------------------------------------

      Except as otherwise noted below, shares of each Class may be exchanged at the net asset value next determined for shares of the same Class in the following Smith Barney Mutual Funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of Class A, Class B and Class L shares are subject to minimum investment requirements and all shares are subject to the other requirements of the fund into which exchanges are made.


   FUND NAME


   Growth Funds
     Concert Peachtree Growth Fund
     Concert Social Awareness Fund
     Smith Barney Aggressive Growth Fund, Inc.
     Smith Barney Appreciation Fund Inc.
     Smith Barney Balanced Fund

--------------------------------------------------------------------------------
Exchange Privilege (continued)
--------------------------------------------------------------------------------


     Smith Barney Contrarian Fund
     Smith Barney Convertible Fund
     Smith Barney Fundamental Value Fund Inc.
     Smith Barney Funds, Inc. -- Large Cap Value Fund
     Smith Barney Large Cap Blend Fund
     Smith Barney Large Capitalization Growth Fund
     Smith Barney Mid Cap Blend Fund
     Smith Barney Natural Resources Fund
     Smith Barney Premium Total Return Fund
     Smith Barney Small Cap Blend Fund, Inc.
     Smith Barney Special Equities Fund

   Taxable Fixed-Income Funds
  ** Smith Barney Adjustable Rate Government Income Fund
     Smith Barney Diversified Strategic Income Fund
  ++ Smith Barney Funds, Inc. -- Short-Term High Grade Bond Fund
     Smith Barney Funds, Inc. -- U.S. Government Securities Fund
     Smith Barney Government Securities Fund
     Smith Barney High Income Fund
     Smith Barney Investment Grade Bond Fund
     Smith Barney Managed Governments Fund Inc.
     Smith Barney Total Return Bond Fund

   Tax-Exempt Funds
     Smith Barney California Municipals Fund Inc.
   * Smith Barney Intermediate Maturity California Municipals Fund
   * Smith Barney Intermediate Maturity New York Municipals Fund
     Smith Barney Managed Municipals Fund Inc.
     Smith Barney Massachusetts Municipals Fund
     Smith Barney Municipal High Income Fund
     Smith Barney Muni Funds -- Florida Portfolio
     Smith Barney Muni Funds -- Georgia Portfolio
   * Smith Barney Muni Funds -- Limited Term Portfolio
     Smith Barney Muni Funds -- National Portfolio
     Smith Barney Muni Funds -- New York Portfolio
     Smith Barney Muni Funds -- Pennsylvania Portfolio
     Smith Barney New Jersey Municipals Fund Inc.
     Smith Barney Oregon Municipals Fund

   Global-International Funds
     Smith Barney Hansberger Global Small Cap Value Fund
     Smith Barney Hansberger Global Value Fund
     Smith Barney World Funds, Inc. -- Emerging Markets Portfolio

--------------------------------------------------------------------------------
Exchange Privilege (continued)
--------------------------------------------------------------------------------

     Smith Barney World Funds, Inc. -- European Portfolio
     Smith Barney World Funds, Inc. -- Global Government Bond Portfolio Smith Barney World Funds, Inc. -- International Balanced Portfolio Smith Barney World Funds, Inc. -- International Equity Portfolio Smith Barney World Funds, Inc. -- Pacific Portfolio


   Smith Barney Concert Allocation Series Inc.
     Smith Barney Concert Allocation Series Inc. -- Balanced Portfolio Smith Barney Concert Allocation Series Inc. -- Conservative Portfolio Smith Barney Concert Allocation Series Inc. -- Global Portfolio
     Smith Barney Concert Allocation Series Inc. -- Growth Portfolio
     Smith Barney Concert Allocation Series Inc. -- High Growth Portfolio Smith Barney Concert Allocation Series Inc. -- Income Portfolio


   Money Market Funds
   + Smith Barney Exchange Reserve Fund
  ++ Smith Barney Money Funds, Inc. -- Cash Portfolio
  ++ Smith Barney Money Funds, Inc. -- Government Portfolio
 *** Smith Barney Money Funds, Inc. -- Retirement Portfolio
  ++ Smith Barney Municipal Money Market Fund, Inc.
  ++ Smith Barney Muni Funds--California Money Market Portfolio ++ Smith Barney Muni Funds--New York Money Market Portfolio

================================================================================

  * Available for exchange with Class A, Class L and Class Y shares of the Fund. ** Available for exchange with Class A and Class B shares of the Fund.
*** Available for exchange with Class A shares of the Fund.
  + Available for exchange with Class B and Class L shares of the Fund.
 ++ Available for exchange with Class A and Class Y shares of the Fund.


      Class B Exchanges. In the event a Class B shareholder wishes to exchange all or a portion of his or her shares in any of the funds imposing a higher CDSC than that imposed by the Fund, the exchanged Class B shares will be subject to the higher applicable CDSC. Upon an exchange, the new Class B shares will be deemed to have been purchased on the same date as the Class B shares of the Fund that have been exchanged.


      Class L Exchanges. Upon an exchange, the new Class L shares will be deemed to have been purchased on the same date as the Class L shares of the Fund that have been exchanged.


      Class A and Class Y Exchanges. Class A and Class Y shareholders of the Fund who wish to exchange all or a portion of their shares for shares of the respective class in any of the funds identified above may do so without imposition of any charge.

      Additional Information Regarding the Exchange Privilege. Although the exchange privilege is an important benefit, excessive exchange transactions can be

--------------------------------------------------------------------------------
Exchange Privilege (continued)
--------------------------------------------------------------------------------


detrimental to the Fund's performance and its shareholders. The Adviser may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the Fund's other shareholders. In this event, the Fund may, at its discretion, decide to limit additional purchases and/or exchanges by a shareholder. Upon such a determination, the Fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the Fund or (b) remain invested in the Fund or exchange into any Smith Barney Mutual Funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.


      Certain shareholders may be able to exchange shares by telephone. See "Redemption of Shares -- Telephone Redemption and Exchange Program." Exchanges will be processed at the net asset value next determined. Redemption procedures discussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee is required. A capital gain or loss for tax purposes will be realized upon the exchange, depending upon the cost or other basis of shares redeemed. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. The Fund reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholders.

--------------------------------------------------------------------------------
Redemption of Shares
--------------------------------------------------------------------------------

      The Fund is required to redeem the shares of the Fund tendered to it, as described below, at a redemption price equal to their net asset value per share next determined after receipt of a written request in proper form at no charge other than any applicable CDSC. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined.


      If a shareholder holds shares in more than one Class, any request for redemption must specify the Class being redeemed. In the event of a failure to specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the Fund's transfer agent receives further instructions from Salomon Smith Barney, or if the shareholder's account is not with Salomon Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the Investment Company Act of 1940, as amended (the "1940 Act") in extraordinary circumstances. Generally, if the redemption proceeds are remitted

--------------------------------------------------------------------------------
Redemption of Shares (continued)
--------------------------------------------------------------------------------


to a Salomon Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Salomon Smith Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to ten days or more.

      Shares held by Salomon Smith Barney as custodian must be redeemed by submitting a written request to a Salomon Smith Barney Financial Consultant. Shares other than those held by Salomon Smith Barney as custodian may be redeemed through an investor's Financial Consultant, Introducing Broker or dealer in the selling group or by submitting a written request for redemption to:

            Smith Barney Arizona Municipals Fund Inc.
            Class A, B, L or Y (please specify)
            c/o First Data Investor Services Group, Inc.
            P.O. Box 5128
            Westborough, Massachusetts 01581-5128

      A written redemption request must (a) state the Class and number or dollar amount of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are registered. If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to First Data together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request in excess of $10,000, must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $10,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period. Redemption proceeds will be mailed to an investor's address of record. First Data may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until First Data receives all required documents in proper form.


      AUTOMATIC CASH WITHDRAWAL PLAN

      The Fund offers shareholders an automatic cash withdrawal plan, under which shareholders who own shares with a value of at least $10,000 may elect to receive cash payments of at least $50 monthly or quarterly. The withdrawal plan will be carried over on exchanges between funds or Classes of the Fund. Any applicable CDSC will not be waived on amounts withdrawn by a shareholder that exceed 1.00% per month of the value of the shareholder's shares subject to the CDSC at the time the

--------------------------------------------------------------------------------
Redemption of Shares (continued)
--------------------------------------------------------------------------------


withdrawal plan commences. (With respect to withdrawal plans in effect prior to November 7, 1994, any applicable CDSC will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of the shareholder's shares subject to the CDSC.) For further information regarding the automatic cash withdrawal plan, shareholders should contact a Salomon Smith Barney Financial Consultant or their financial consultant, Introducing Broker or dealer in the selling group.


      TELEPHONE REDEMPTION AND EXCHANGE PROGRAM


      Shareholders who do not have a Salomon Smith Barney brokerage account may be eligible to redeem and exchange Fund shares by telephone. To determine if a shareholder is entitled to participate in this program, he or she should contact First Data at 1-800-451-2010. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire Authorization Form, along with a signature guarantee that will be provided by First Data upon request. (Alternatively, an investor may authorize telephone redemption on the new account application with the applicant's signature guarantee when making his/her initial investment in the Fund.)

      Redemptions. Redemption requests of up to $10,000 of any class or classes of the Fund's shares may be made by eligible shareholders by calling First Data at 1-800-451-2010. Such requests may be made between 9:00 a.m. and 4:00 p.m. (Eastern time) on any day the NYSE is open. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined. Redemption of shares (i) by retirement plans or (ii) for which certificates have been issued are not permitted under this program.


      A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve System or have a correspondent relationship with a member bank. The Fund reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the shareholder's account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must complete a new Telephone/Wire Authorization Form and, for the protection of the shareholder's assets, will be required to provide a signature guarantee and certain other documentation.


      Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged. Such exchange requests may be made by calling First Data at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time) on any day on which the NYSE is open. Exchange requests received

--------------------------------------------------------------------------------
Redemption of Shares (continued)
--------------------------------------------------------------------------------

after the close of regular trading on the NYSE are processed at the net asset value next determined.

      Additional Information Regarding Telephone Redemption and Exchange Program. Neither the Fund nor its agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The Fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The Fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days' prior notice to shareholders.

--------------------------------------------------------------------------------
Minimum Account Size
--------------------------------------------------------------------------------

      The Fund reserves the right to involuntarily liquidate any shareholder's account in the Fund if the aggregate net asset value of the shares held in the Fund account is less than $500. (If a shareholder has more than one account in the Fund, each account must satisfy the minimum account size.) The Fund, however, will not redeem shares based solely on market reductions in net asset value. Before the Fund exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid involuntary liquidation.

--------------------------------------------------------------------------------
Performance
--------------------------------------------------------------------------------

      YIELD

      From time to time, the Fund may advertise its 30-day "yield" and "equivalent taxable yield" for each Class of shares. The yield refers to the income generated by an investment in those shares over the 30-day period identified in the advertisement and is computed by dividing the net investment income per share earned by the Class during the period by the maximum public offering price per share on the last day of the period. This income is "annualized" by assuming that the amount of income is generated each month over a one-year period and is compounded semi-annually. The annualized income is then shown as a percentage of the net asset value.

      The equivalent taxable yield demonstrates the yield on a taxable investment necessary to produce an after-tax yield equal to the Fund's tax-exempt yield for each Class. It is calculated by increasing the yield shown for the Class to the extent necessary to reflect the payment of taxes at specified tax rates. Thus, the equivalent taxable yield always will exceed the Fund's yield.

--------------------------------------------------------------------------------
Performance (continued)
--------------------------------------------------------------------------------

      TOTAL RETURN

      From time to time, the Fund may include its total return, average annual total return and current dividend return in advertisements and/or other types of sales literature. These figures are computed separately for Class A, Class B, Class L and Class Y shares of the Fund. These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gains distributions on the reinvestment dates at prices calculated as stated in this Prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the SEC, is derived from this total return, which provides the ending redeemable value. Such standard total return information may also be accompanied by nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The Fund calculates current dividend return for each Class by annualizing the most recent monthly distribution and dividing by the net asset value or the maximum public offering price (including sales charge) on the last day of the period for which current dividend return is presented. The current dividend return for each Class may vary from time to time depending on market conditions, the composition of its investment portfolio and operating expenses. These factors and possible differences in the methods used in calculating current dividend return should be considered when comparing a Class' current return to yields published for other investment companies and other investment vehicles. The Fund may also include comparative performance information in advertising or marketing its shares. Such performance information may include data from Lipper Analytical Services, Inc. or similar independent services that monitor the performance of mutual funds or other industry publications.

--------------------------------------------------------------------------------
Management of the Fund
--------------------------------------------------------------------------------

      BOARD OF DIRECTORS

      Overall responsibility for management and supervision of the Fund rests with the Fund's Board of Directors. The Directors approve all significant agreements between the Fund and the companies that furnish services to the Fund, including agreements with its distributor, investment adviser and administrator, custodian and transfer agent. The day-to-day operations of the Fund are delegated by the Board to the Fund's investment adviser and administrator. The SAI contains background information regarding each Director and executive officer of the Fund.

--------------------------------------------------------------------------------
Management of the Fund
--------------------------------------------------------------------------------


      INVESTMENT ADVISER AND ADMINISTRATOR

      The Fund's investment adviser, MMC, is a registered investment adviser whose principal executive offices are located at 388 Greenwich Street, New York, New York 10013. MMC was incorporated in March, 1968 under the laws of Delaware and renders investment advice to a wide variety of individual, institutional and investment company clients that had aggregate assets under management as of August 31, 1998 in excess of $106 billion.

      Subject to the supervision and direction of the Fund's Board of Directors, the Adviser manages the Fund's portfolio in accordance with the Fund's stated investment objective and policies, makes investment decisions for the Fund, places orders to purchase and sell securities and employs professional portfolio managers and securities analysts who provide research services to the Fund. For investment advisory services rendered, the Fund pays the Adviser an investment advisory fee at the annual rate of 0.30% of the Fund's average daily net assets. This fee is computed daily and paid monthly. For the fiscal year ended May 31, 1998, the Adviser was paid investment advisory fees equal to 0.30% of the value of the average daily net assets of the Fund.

      MMC serves as the Fund's administrator and oversees all aspects of the Fund's administration. For administration services rendered, the Fund pays MMC a fee at the following annual rates of average daily net assets: 0.20% to $500 million and 0.18% in excess of $500 million. This fee is computed daily and paid monthly. For the fiscal year ended May 31, 1998, MMC was paid administration fees equal to 0.20% of the value of the average daily net assets of the Fund.

      PORTFOLIO MANAGEMENT

      Lawrence T. McDermott, an Investment Officer of MMC and a Managing Director of Salomon Smith Barney, has served as Vice President and Investment Officer of the Fund since October 1988 and manages the day-to-day operations of the Fund, including making all investment decisions.

      Management's discussion and analysis and additional performance information regarding the Fund during the fiscal year ended May 31, 1998 is included in the Annual Report dated May 31, 1998. A copy of the Annual Report may be obtained upon request and without charge from a Salomon Smith Barney Financial Consultant or by writing or calling the Fund at the address or phone number listed on page one of this prospectus.

     On April 6, 1998, Travelers announced that it had entered into a Merger Agreement with Citicorp. The transaction was approved by the stockholders of both Travelers and Citicorp on June 22, 1998 and by the Federal Reserve Board on September 23, 1998. The companies expect the merger to close on or about October 8, 1998, creating a new entity to be called Citigroup. By approving the merger, the Federal Reserve

--------------------------------------------------------------------------------
Management of the Fund (continued)
--------------------------------------------------------------------------------

Board approved Travelers, as the surviving entity, becoming a bank holding company subject to regulation under the Bank Holding Company Act of 1956 (the "BHCA"), the requirements of the Glass-Steagall Act and certain other laws and regulations. MMC does not believe that its compliance with the applicable law will have a material adverse effect on its ability to continue to provide the Fund with the same level of investment advisory services that it currently receives.


--------------------------------------------------------------------------------
Distributor
--------------------------------------------------------------------------------


      Salomon Smith Barney is located at 388 Greenwich Street, New York, New York 10013. Salomon Smith Barney distributes shares of the Fund as principal underwriter and as such conducts a continuous offering pursuant to a "best efforts" arrangement requiring Salomon Smith Barney to take and pay for only such securities as may be sold to the public. Pursuant to a plan of distribution adopted by the Fund under Rule 12b-1 under the 1940 Act (the "Plan"), Salomon Smith Barney is paid a service fee with respect to Class A, Class B and Class L shares of the Fund at the annual rate of 0.15% of the value of the average daily net assets of the respective Class. Salomon Smith Barney is also paid an annual distribution fee with respect to Class B and Class L shares at the annual rate of 0.50% and 0.55%, respectively, of the average daily net assets attributable to those Classes. Class B shares which automatically convert to Class A shares eight years after the date of original purchase, will no longer be subject to a distribution fee. The fees are used by Salomon Smith Barney to pay its Financial Consultants for servicing shareholder accounts and, in the case of Class B and Class L shares, to cover expenses primarily intended to result in the sale of those shares. These expenses include: advertising expenses; the cost of printing and mailing prospectuses to potential investors; payments to and expenses of Salomon Smith Barney Financial Consultants and other persons who provide support services in connection with the distribution of shares; interest and/or carrying charges; and indirect and overhead costs of Salomon Smith Barney in connection with the sale of Fund shares, including lease, utility, communications and sales promotion expenses.

      The payments to Salomon Smith Barney Financial Consultants for selling shares of a Class include a commission or fee paid by the investor or Salomon Smith Barney at the time of sale and, with respect to Class A, Class B and Class L shares, a continuing fee for servicing shareholder accounts for as long as a shareholder remains a holder of that Class. Salomon Smith Barney Financial Consultants may receive different levels of compensation for selling different Classes of shares.

      Payments under the Plan are not tied exclusively to the distribution and shareholder services expenses actually incurred by Salomon Smith Barney and the

--------------------------------------------------------------------------------
Distributor (continued)
--------------------------------------------------------------------------------


payments may exceed distribution expenses actually incurred. The Fund's Board of Directors will evaluate the appropriateness of the Plan and its payment terms on a continuing basis and in so doing will consider all relevant factors, including expenses borne by Salomon Smith Barney, amounts received under the Plan and proceeds of the CDSC.

      The Glass-Steagall Act currently prohibits certain financial institutions from underwriting securities of open-end investment companies, such as the Fund. Therefore, in connection with the merger of Travelers and Citicorp and as a consequence of the applicability of the BHCA and the Glass-Steagall Act, the Fund plans to retain the services of a new entity (which is not otherwise affiliated with Travelers) to act as distributor of the Fund's shares.


--------------------------------------------------------------------------------
Additional Information
--------------------------------------------------------------------------------

      The Fund was incorporated under the laws of the State of Maryland on May 4, 1987 and is registered with the SEC as a diversified, open-end management investment company.

      Each Class of the Fund represents an identical interest in the Fund's investment portfolio. As a result, the Classes have the same rights, privileges and preferences, except with respect to: (a) the designation of each Class; (b) the effect of the respective sales charges, if any, for each Class; (c) the distribution and/or service fees borne by each Class; (d) the expenses allocable exclusively to each Class; (e) voting rights on matters exclusively affecting a single Class; (f) the exchange privilege of each Class; and (g) the conversion feature of the Class B shares. The Board of Directors does not anticipate that there will be any conflicts among the interests of the holders of the different Classes. The Directors, on an ongoing basis, will consider whether any such conflict exists and, if so, take appropriate action.

      The Fund does not hold annual shareholder meetings. There normally will be no meeting of shareholders for the purpose of electing Directors unless and until such time as less than a majority of the Directors holding office have been elected by shareholders. The Directors will call a meeting for any purpose upon written request of shareholders holding at least 10% of the Fund's outstanding shares and the Fund will assist shareholders in calling such a meeting as required by the 1940 Act. When matters are submitted for shareholder vote, shareholders of each Class will have one vote for each full share owned and a proportionate, fractional vote for any fractional share held of that Class. Generally, shares of the Fund vote on a Fund-wide basis on all matters except matters affecting only the interests of one Class.

      PNC Bank, National Association, is located at 17th and Chestnut Streets,

--------------------------------------------------------------------------------
Additional Information (continued)
--------------------------------------------------------------------------------

Philadelphia, Pennsylvania 19103, and serves as custodian of the Fund's investments.


      First Data, located at Exchange Place, Boston, Massachusetts 02109, and serves as transfer agent of the Fund.

      The Fund sends to each of its shareholders a semi-annual report and an audited annual report, which include listings of the investment securities held by the Fund at the end of the reporting period. In an effort to reduce the Fund's printing and mailing costs, the Fund plans to consolidate the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. Shareholders who do not want this consolidation to apply to their account should contact their Financial Consultants or the Fund's Transfer Agent.

                                                            SALOMON SMITH BARNEY
                                              ----------------------------------
                                              A Memember of TravelersGroup[LOGO]


                                                                    Smith Barney
                                                                         Arizona
                                                                 Municipals Fund
                                                                            Inc.


                                                            388 Greenwich Street
                                                        New York, New York 10013
                                                                  (800) 451-2010


                                                                     FD0238 9/98



SMITH BARNEY ARIZONA MUNICIPALS FUND INC.

PART B
Smith Barney
Arizona Municipals Fund Inc.
388 Greenwich Street
New York, New York 10013
(800) 451-2010

Statement of Additional Information 	September 28, 1998

This Statement of Additional Information (the "SAI") expands upon and supplements the information contained in the current Prospectus of Smith Barney Arizona Municipals Fund Inc. (the "Fund"), dated September 28, 1998, as amended or supplemented from time to time, and should be read in conjunction with the Fund's Prospectus. The Fund's Prospectus may be obtained from a Salomon Smith Barney Financial Consultant or by writing or calling the Fund at the address or telephone number set forth above. This SAI, although not in itself a prospectus, is incorporated by reference into the Prospectus in its entirety.


TABLE OF CONTENTS

	For ease of reference the same section headings are used in both the Prospectus and the SAI, except where shown below:

Management of the Fund		  1
Investment Objective and Management Policies		  6
Municipal Bonds (See in the Prospectus "Investment Objective
and Management  Policies'')		13
Purchase of Shares		17
Redemption of Shares		18
Distributor (See in the Prospectus "Management of the Fund")	19
Valuation of Shares		20
Exchange Privilege		21
Performance Data (See in the Prospectus "Performance")		22
Taxes (See in the Prospectus "Dividends, Distributions and
Taxes")		25
Additional Information.		28
Financial Statements.		28
Appendix		A-1


MANAGEMENT OF THE FUND

	The executive officers of the Fund are employees of certain of the organizations that provide services to the Fund. These organizations are as follows:

Name	Service
Salomon Smith Barney Inc.
("Salomon Smith Barney'' or "Distributor")		Distributor
Mutual Management Corp. (formerly known Smith Barney
Mutual Funds Management Inc.)
("MMC'' or "Adviser" or "Administrator")	.	Investment
Adviser and Administrator
PNC Bank, National Association
("PNC'' or the "Custodian").		Custodian
First Data Investor Services Group, Inc.
("First Data'' or the "Transfer Agent")		Transfer Agent

These organizations and the functions they perform for the Fund are discussed in the Prospectus and in this SAI.

Directors and Executive Officers of the Fund

	The names of the Directors and executive officers of the Fund, together with information as to their principal business occupations during the past five years, are shown below. Each
Director who is an "interested person'' of the Fund, as defined in the Investment Company Act of 1940, as amended (the "1940 Act''), is indicated by an asterisk.

Herbert Barg, Director (Age 75). Private Investor. His address is 273 Montgomery Avenue, Bala Cynwyd, Pennsylvania 19004.

*Alfred J. Bianchetti, Director (Age 75). Retired; formerly
Senior Consultant to Dean Witter Reynolds Inc. His address is 19
Circle End Drive, Ramsey, New Jersey 07446.

Martin Brody, Director (Age 77). Consultant, HMK Associates;
Retired Vice Chairman of the Board of Restaurant Associates Corp.; His address is HMK Associates, 30 Columbia Turnpike, Florham Park, New Jersey 07932.

Dwight B. Crane, Director (Age 60). Professor, Harvard Business
School. His address is Harvard Business School, Soldiers Field
Road, Boston, Massachusetts 02163.

Burt N. Dorsett, Director (Age 67). Managing Partner of Dorsett McCabe Management, Inc., an investment counseling firm; Trustee of Research Corporation Technologies, Inc., a non-profit patent-clearing and licensing firm. His address is 201 East 62nd Street, New York, New York 10021.

Elliot S. Jaffe, Director (Age 72). Chairman of the Board and
Chief Executive Officer of The Dress Barn, Inc. His address is 30
Dunnigan Drive, Suffern, New York 10901.

Stephen E. Kaufman, Director (Age 66). Attorney. His address is
277 Park Avenue, New York, New York 10172.

Joseph J. McCann, Director (Age 68). Financial Consultant;
Retired Financial Executive of Ryan Homes Inc.. His address is 200 Oak Park Place, Pittsburgh, Pennsylvania 15243.

*Heath B. McLendon, Chairman of the Board and Investment
Officer (Age 65). Managing Director of Salomon Smith Barney, Chairman of the Board of Smith Barney Strategy Advisors Inc. and President of MMC and Travelers Investment Adviser, Inc. ("TIA"). Mr. McLendon is Chairman or Co-Chairman of the Board and Director of 58 investment companies associated with Salomon Smith Barney Holdings Inc. Prior to July 1993, Senior Executive Vice President of Shearson Lehman Brothers Inc., Vice Chairman of Shearson Asset Management, Director of PanAgora Asset Management, Inc. and PanAgora Asset Management Limited. His address is 388 Greenwich Street, New York, New York 10013.

Cornelius C. Rose, Jr., Director (Age 64). Chairman of the
Board, Cornelius C. Rose Associates, Inc., financial consultants, and Chairman of Performance Learning Systems, an educational consultant. His address is Meadowbrook Village, West Lebanon, New
Hampshire 03784.

Lewis E. Daidone, Senior Vice President and Treasurer (Age 41). Managing Director of Salomon Smith Barney; Chief Financial Officer of the Smith Barney Mutual Funds; Director and Senior Vice President of MMC and TIA. Mr. Daidone serves as Senior Vice President and Treasurer of 42 Smith Barney Mutual Funds. His address is 388 Greenwich Street, New York, New York 10013.

Lawrence T. McDermott, Vice President and Investment Officer
(Age 50). Investment Officer of MMC; prior to July 1993, Managing Director of Shearson Lehman Advisors. Mr. McDermott serves as Investment Officer of 6 Smith Barney Mutual Funds. His address is 388 Greenwich Street, New York, New York 10013.

Christina T. Sydor, Secretary (Age 47). Managing Director of Salomon Smith Barney; General Counsel and Secretary of MMC and TIA. Ms. Sydor serves as Secretary of 42 Smith Barney Mutual Funds. Her address is 388 Greenwich Street, New York, New York 10013.

	As of September 4, 1998, the Directors and officers of the Fund as a group owned less than 1% of the outstanding common stock of the Fund. As of September 4, 1998, to the knowledge of the Fund and the Board, the following shareholders or "group" (as that term is used in Section 13(d) of the Securities Act of 1934) beneficially owned more than 5% of the outstanding shares of the
Fund:

Class L Shares (effective June 12, 1998, the former Class C shares were renamed Class L shares)

American Western Trading Co.
6531 N. 3rd Ave. #15
Phoenix, AZ 85013-1258
owned 29,835.42 (28.45%) shares

J. Rukin Jelks
Carolyn G. Jelks TTEESS
U/A/D 5/12/98
Charitable Remainder Uni Trust
HCI Box 380
Elgin, AZ  86511-9727
Owned 18,796.99 (17.92%)

Rachel Fritch Harris & Richard
Franklin Harris Co-TTEES
FBO Rachel Fritch Harris Trust
U/A/D 5/1/89
7046 N. 59th Place
Scottsdale, AZ 85253-3412
owned 11,891.96 (11.34%) shares

GT Kearney TTEE
FBO Glenn T. Kearney Trust
U/A/D 8/11/93
101 S. Yucca Street, #156
Chandler, AZ 85224-8177
owned 7,524.11 (7.17%) shares

Robert A. Nichol
2381 Stroke Drive
Lake Havasu City, AZ  86406-7625
owned 7,011122 (6.69%) shares


Each Director also serves as a director, trustee and/or general partner of certain other mutual funds for which Salomon Smith Barney serves as distributor. No Director, officer or employee of Salomon Smith Barney or of any parent or subsidiary receives any compensation from the Fund for serving as an officer or Director of the Fund. The Fund pays each Director who is not an officer, director or employee of Salomon Smith Barney or any of its affiliates a fee of $1,000 per annum plus $100 per in-person meeting and $100 per telephonic meeting. Upon attainment of age
80, Directors are required to change to emeritus status.
Directors Emeritus are entitled to serve in emeritus status for a maximum of 10 years during which time they are paid 50% of the annual retainer fee and meeting fees otherwise applicable to the Fund Directors, together with reasonable out-of-pocket expenses for each meeting attended. During the Fund's last fiscal year aggregate compensation paid by the Fund to Directors achieving emeritus status totaled $750. All Directors are reimbursed for travel and out-of-pocket expenses incurred to attend such meetings. For the fiscal year ended May 31, 1998, such fees and expenses totaled $11,423.

For the fiscal year ended May 31, 1998, the Directors of the Fund were paid the following compensation:

Compensation Table


Name of
Director


Aggregate
Compensation
from the Fund

Pension or
Retirement
Benefits
Accrued as Part
of Fund's
Expenses

Total
Compensation
from Fund
Complex*

Total Number
of Funds for
Which Director
Serves within
Fund Complex

Herbert Barg
$1,500
$0
$101,600
16

Alfred J. Bianchetti**
1,500
0
49,600
11

Martin Brody
1,300
0
119,814
19

Dwight B. Crane
1,300
0
133,850
22

Burt N. Dorsett
1,500
0
46,600
11

Elliot S. Jaffe
1,400
0
48,500
11

Stephen E. Kaufman
1,500
0
91,964
13

Joseph J. McCann
1,500
0
49,600
11

Heath B. McLendon**
0
0
0
58

Cornelius C. Rose, Jr.
1,500
0
49,600
11

______________________________________
  *	Reflects compensation paid during the calendar year ended
December 31, 1997.
**	Designates a director who is an "interested person" of the Fund.

Investment Adviser and Administrator - MMC

	MMC serves as investment adviser to the Fund. The Adviser is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc.
("Holdings'') and Holdings is a wholly owned subsidiary of Travelers Group Inc. ("Travelers''). The advisory agreement (the
"Advisory Agreement'') was approved by the Board of Directors, including a majority of those Directors who are not "interested persons'' of the Fund or the Adviser ("Independent Directors").
The services provided by the Adviser under the Advisory Agreement are described in the Prospectus under "Management of the Fund.''
The Adviser pays the salary of any officer or employee who is employed by both it and the Fund and bears all expenses in connection with the performance of its services.

	The Fund pays the Adviser a fee for investment advisory services at the annual rate of 0.30% of the value of its daily net assets. This fee is computed daily and paid monthly. For the 1996, 1997 and 1998 fiscal years, the Fund paid $218,249, $184,078 and $185,780, respectively, in investment advisory fees. MMC and its predecessors voluntarily waived investment advisory fees for the fiscal year ended May 31, 1996 in the amount of $64,184.

MMC also serves as administrator to the Fund pursuant to a written agreement (the "Administration Agreement''), which was approved by the Fund's Board of Directors, including a majority of Independent Directors. The services provided by MMC under the Administration Agreement are described in the Prospectus under "Management of the Fund." MMC pays the salary of any officer and employee who is employed by both it and the Fund and bears all expenses in connection with the performance of its services.

As compensation for administrative services rendered to the Fund, MMC received a fee paid monthly at the following annual percentage of average daily net assets: 0.20% up to $500 million; and 0.18% thereafter. For the fiscal years ended May 31, 1996, 1997 and 1998, the Fund paid MMC $134,359, $122,719 and $123,853, respectively, in administration fees. MMC and its predecessors voluntarily waived administrative fees for the fiscal year ended May 31, 1996 in the amount of $46,226.

The Fund bears expenses incurred in its operations, including: taxes, interest, brokerage fees and commissions, if any; fees of Directors who are not officers, directors, shareholders or employees of Salomon Smith Barney or the Adviser; Securities and Exchange Commission (the "SEC") fees and state Blue Sky qualification fees; charges of custodian; transfer and dividend disbursing agent's fees; certain insurance premiums; outside auditing and legal expenses; costs of maintaining corporate existence; costs of investors services (including allocated telephone and personnel expenses); costs of preparation and printing of prospectuses for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and shareholder meetings; and meetings of the officers or Board of Directors of the Fund.

The Adviser and the Fund have agreed that if in any fiscal year the aggregate expenses of the Fund (including fees payable pursuant to the Advisory Agreement and Administration Agreement, but excluding interest, taxes and brokerage fees paid pursuant to the Fund's services and distribution plan, and, with the prior written consent of the necessary state securities commissions, extraordinary expenses) exceed the expense limitation of any state having jurisdiction over the Fund, the Adviser will, to the extent required by state law, reduce its fees by the amount of such excess expenses. Such fee reductions, if any, will be reconciled on a monthly basis. No fee reduction was required for the 1996, 1997 and 1998 fiscal years.

Counsel and Auditors

	Willkie Farr & Gallagher serves as legal counsel to the Fund. The Independent Directors have selected Stroock & Stroock & Lavan
LLP as their legal counsel.

	KPMG Peat Marwick LLP, 345 Park Avenue, New York, New York 10154, has been selected as the Fund's independent auditor to examine and report on the Fund's financial statements and highlights for the fiscal year ending May 31, 1999.


INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

	The Prospectus discusses the Fund's investment objective and the policies it employs to achieve that objective. The following discussion supplements the description of the Fund's investment policies in the Prospectus.

	Under normal market conditions, the Fund will invest at least 80% of its total assets in municipal securities rated no lower that Baa, MIG 3 or Prime-1 by Moody's Investors Service, Inc.
("Moody's") or BBB, SP-2 or A-1 by Standard & Poor's Ratings Group ("S&P"), or the equivalent of other nationally recognized statistical ratings organizations ("NRSROs") or unrated obligations of comparable quality. The balance of the Fund's assets may be invested in securities rated as low as C by Moody's, D by S&P or any other NRSRO. A description of the ratings of Moody's and S&P is contained in the Appendix to this SAI.

	Use of Ratings as Investment Criteria. In general, the ratings of Moody's, S&P or any NRSROs represent the opinions of those agencies as to the quality of the securities and short-term investments which they rate. It should be emphasized, however, that such ratings are relative and subjective, are not absolute standards of quality and do not evaluate the market risk of securities. These ratings will be used by the Fund as initial criteria for the selection of portfolio securities, but the Fund also will rely upon the independent advice of the Adviser to evaluate potential investments. Among the factors which will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. To the extent the Fund invests in lower rated and comparable unrated securities, the Fund's achievement of its investment objective may be more dependent on the Adviser's credit analysis of such securities than would be the case for a portfolio consisting entirely of higher rated securities.

	Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the rating given at the time the securities were acquired by the Fund. Neither event will require the sale of such securities by the Fund, but the Adviser will consider such event in its determination of whether the Fund should continue to hold such securities. In addition, to the extent the ratings change as a result of changes in such organizations or their rating systems or due to a corporate restructuring of Moody's, S&P or any other
NRSRO, the Fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.

	The Fund generally may invest up to 20% of its total assets in securities rated below Baa, MIG 3 or Prime-1 (P-1) by Moody's or BBB, SP-2 or A-1 by S&P, or in unrated securities of comparable quality or the equivalent from any other NRSRO. Such securities
(a) will likely have some quality and protective characteristics that, in the judgment of the rating organization, are outweighed by large uncertainties or major risk exposures to adverse conditions and (b) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations.

	Zero coupon bonds involve special considerations. Zero coupon bonds are debt obligations which do not entitle the holder to any periodic payments of interest prior to maturity of a specified cash payment date when the securities begin paying current interest (the "cash payment date") and therefore are issued and traded at a discount from their face amounts or par values. The discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches. The market prices of zero coupon securities generally are more volatile than the market prices of other debt securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do debt securities having similar maturities and credit quality. The credit risk factors pertaining to low-rated securities also apply to low-rated zero coupon bonds. Such zero coupon bonds carry an additional risk in that, unlike bonds which pay interest throughout the period to maturity, the Fund will realize no cash until the cash payment date unless portfolio securities are sold and, if the issuer defaults, the Fund may obtain no return at all on its investment.

	When-Issued Purchases and Firm Commitment Agreements. When the Fund purchases new issues of municipal securities on a when-issued basis, a segregated account equal to the amount of the commitment will be established by the Fund's custodian. The segregated assets may consist of cash or debt securities of any grade having a value equal to or greater than the Fund's purchase commitments, provided such securities have been determined by MMC to be liquid and unencumbered, and marked to market daily, pursuant to guidelines established by the Directors. If the value of securities in the account should decline, additional cash or securities will be placed in the account so that the market value of the account will equal the amount of such commitments by the Fund on a daily basis.

	Securities purchased on a when-issued basis and the securities held in the Fund's portfolio are subject to changes in market value based upon various factors, including changes in the level of market interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates (i.e., they will appreciate in value when market interest rates decline, and decrease in value when market interest rates rise). For this reason, placing securities rather than cash in a segregated account may have a leveraging effect on the Fund's net assets.
That is, to the extent the Fund remains substantially fully invested in securities at the same time that it has committed to purchase securities on a when-issued basis, there will be greater fluctuations in its net assets than if it had set aside cash to satisfy its purchase commitment.

	Upon the settlement date of the when-issued securities, the Fund ordinarily will meet its obligation to purchase the securities from available cash flow or from use of the cash (or liquidation of securities) held in the segregated account or sale of other securities. Although it normally would not expect to do so, the Fund also may meet its obligation from the sale of the when-issued securities themselves (which may have a current market value greater or less than the Fund's payment obligation). Sale of securities to meet such obligations carries with it a greater potential for the realization of net capital gains, which are not exempt from Federal income tax.

	When the Fund engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss of opportunity to obtain a price considered to be advantageous.

	The Fund also may enter into firm commitment agreements for the purchase of securities at an agreed-upon price on a specified future date. During the time that the Fund is obligated to purchase such securities, it will maintain in a segregated account with the Fund's custodian in an aggregate value sufficient to make payment for the securities. The segregated assets may consist of cash, U.S. government securities or debt obligations of any grade so long as such assets are liquid , unencumbered and marked to market daily.

	Puts or Stand-by Commitments. As discussed in the Prospectus, the Fund may acquire puts or stand-by commitments which will enable the Fund to improve its portfolio liquidity by providing a ready market for certain municipal securities in its portfolio at an acceptable price. The price the Fund pays for municipal securities with puts generally is higher than the price which otherwise would be paid for the municipal securities alone. The put generally is for a shorter term than the maturity of the municipal security and does not restrict in any way the Fund's ability to dispose of (or retain) the municipal security.

	In order to ensure that the interest on municipal securities subject to puts is tax-exempt for the Fund, the Fund will limit its use of puts in accordance with current interpretations or rulings of the Internal Revenue Service (the "IRS"). The IRS has issued a ruling (Rev. Rule. 82-144) in which it determined that a regulated investment company was the owner for tax purposes of municipal securities subject to puts (with the result that interest on those securities would not lose its tax-exempt status when paid to the company). The IRS position in Rev. Rule. 82-144 relates to a particular factual situation, including that (a) the municipal securities with puts were purchased at prices higher than the underlying municipal securities without puts, (b) a relatively small number of the municipal securities owned by the company were subject to puts, (c) the puts were nonassignable and terminated upon disposal of the underlying securities by the company, (d) the puts were for periods substantially less than the terms of the underlying securities, (e) the puts did not include call arrangements or restrict the disposal of the underlying securities by the company and gave the seller no rights in the underlying securities, and (f) the securities were acquired by the company for its own account and not as security for a loan from the seller.

	Because it is difficult to evaluate the likelihood of exercise or the potential benefit of a put, it is expected that puts will be determined to have a "value" of zero, regardless of whether any direct or indirect consideration was paid. Where the Fund has paid for a put, its cost will be reflected as unrealized depreciation in the underlying security for the period during which the commitment is held, and therefore would reduce any potential gains on the sale of the underlying security by the cost of the put.
There is a risk that the seller of the put may not be able to repurchase the security upon exercise of the put by the Fund.

	Temporary Investments. When the Fund is maintaining a defensive position, the Fund may invest in short-term investments
("Temporary Investments") consisting of tax-exempt securities in the form of notes of municipal issuers having, at the time of purchase, a rating within the three highest grades of Moody's, S&P or any other NRSRO or, if not rated, having an issue of outstanding municipal bonds of Arizona issuers rated within the three highest grades by Moody's S&P or the equivalent from any other NRSRO and certain taxable short-term instruments having quality characteristics comparable to those for tax-exempt investments. The Fund may invest in Temporary Investments for defensive reasons in anticipation of a market decline. At no time will more than 20% of the Fund's total assets be invested in Temporary Investments unless the Fund has adopted a defensive investment policy. The Fund intends, however, to purchase tax-exempt Temporary Investments pending the investing of the proceeds of the sale of portfolio securities or shares of the Fund's common stock, or in order to have highly liquid securities available to meet anticipated redemptions. For the fiscal year ended May 31, 1998, the Fund did not invest in taxable Temporary Investments.

	From time to time on a temporary basis, the Fund may invest in fixed-income obligations on which the interest is subject to Federal income tax. Except when the Fund is in a "defensive" investment position, it will not purchase a taxable security if, as a result, more than 20% of its total assets would be invested in taxable securities. This limitation is a fundamental policy of the Fund, that is, it may not be changed without a majority vote of the shareholders of the outstanding securities of the Fund. Temporary taxable investments of the Fund may consist of U.S. government securities, commercial paper rated A-1 by S&P or Prime-
1 by Moody's, corporate obligations rated AAA or AA by S&P or Aaa or Aa by Moody's or the equivalent from any other NRSRO, certificates of deposit or bankers' acceptances of domestic banks or thrift institutions with at least $1 billion in assets, or repurchase agreements with certain banks or dealers. Repurchase agreements may be entered into with respect to any securities eligible for investment by the Fund, including municipal securities.

	Repurchase Agreements. The Fund may enter into repurchase agreements with banks which are the issuers of instruments acceptable for purchase by the Fund and with certain dealers on the Federal Reserve Bank of New York's list of reporting dealers. A repurchase agreement is a contract under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price on an agreed-upon date. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying debt obligation for a relatively short period of time (usually not more than seven days) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. Under each repurchase agreement, the selling institution will be required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement. In evaluating these potential risks, the Adviser, acting under the supervision of the Fund's Board of Directors, reviews on an ongoing basis the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements.

Investment Restrictions

	The Fund has adopted the following investment restrictions for the protection of shareholders. Restrictions 1 through 7 below are fundamental policies, and may not be changed without the approval of the holders of a majority of the outstanding shares of the Fund, defined as the lesser of (a) 67% of the Fund's shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (b) more than 50% of the Fund's outstanding shares. The remaining restrictions may be changed by the Fund's Board of Directors at any time.

The Fund may not:

1.	Invest in a manner that would cause it to fail to be a
"diversified company" under the 1940 Act and the rules, regulations and orders thereunder.

2.	Issue "senior securities" as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder

3.	Invest more than 25% of its total assets in securities, the
issuers of which are in the same industry. For purposes of this limitation, U.S. government securities and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

4.	Borrow money, except that (a) the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and
(b) the Fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the Fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

5.	Make loans.  This restriction does not apply to: (a) the
purchase of debt obligations in which the Fund may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940
Act.

6.	Engage in the business of underwriting securities issued by
other persons, except to the extent that the Fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.

7.	Purchase or sell real estate, real estate mortgages,
commodities or commodity contracts, but this restriction shall not prevent the Fund from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the Funds' investment objective and policies); or (d) investing in real estate investment trust securities.

8.	Purchase any securities on margin (except for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short
(except "against the box"). For purposes of this restriction, the deposit or payment by the Fund of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.

9.	Purchase or otherwise acquire any security if, as a result,
more than 15% of its net assets would be invested in securities that are illiquid.

10.	Invest in oil, gas or other mineral exploration or
development programs.

	Certain restrictions listed above permit the Fund to engage in investment practices that the Fund does not currently pursue. The
Fund has no present intention of altering its current investment practices as otherwise described in the Prospectus and this SAI and any future change in those practices would require Board approval and appropriate notice to shareholders. If a percentage restriction is complied with at the time of investment, a later increase or decrease in the percentage of assets resulting from a change in values of portfolio securities or in the amount of the Fund's assets will not constitute a violation of such restriction.
In order to permit the sale of the Fund's shares in certain states, the Fund may make commitments more restrictive than the restrictions described above. Should the Fund determine that any such commitment is no longer in the best interests of the Fund and its shareholders it will revoke the commitment by terminating sales of its shares in the state involved.

Portfolio Transactions

	Newly issued securities normally are purchased directly from the issuer or from an underwriter acting as principal. Other purchases and sales usually are placed with those dealers from which it appears the best price or execution will be obtained;
those dealers may be acting as either agents or principals. The purchase price paid by the Fund to underwriters of newly issued securities usually includes a concession paid by the issuer to the underwriter, and purchases of after-market securities from dealers normally are executed at a price between the bid and asked prices. The Fund paid no brokerage commissions for the 1996, 1997 and 1998 fiscal years.

	Allocation of transactions, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed fair and reasonable to shareholders. The primary considerations are availability of the desired security and the prompt execution of orders in an effective manner at the most favorable prices. Subject to these considerations, dealers that provide supplemental investment research and statistical or other services to the Adviser may receive orders for portfolio transactions by the Fund. Information so received enables the Adviser to supplement its own research and analysis with the views and information of other securities firms. Such information may be useful to the Adviser in serving both the Fund and other clients, and conversely, supplemental information obtained by the placement of business of other clients may be useful to the Adviser in carrying out its obligations to the Fund.

	The Fund will not purchase municipal bonds during the existence of any underwriting or selling group relating thereto of which Salomon Smith Barney or any affiliate is a member, except to the extent permitted by the SEC. Under certain circumstances, the Fund may be at a disadvantage because of this limitation in comparison with other investment companies which have a similar investment objective but which are not subject to such limitation.

	While investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the type the Fund may make also may be made by such other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.

Portfolio Turnover

	The Fund's portfolio turnover rate (the lesser of purchases or sales of portfolio securities during the year, excluding purchases or sales of short-term securities, divided by the monthly average value of portfolio securities) generally is not expected to exceed 100%, but the portfolio turnover rate will not be a limiting factor whenever the Fund deems it desirable to sell or purchase securities. Securities may be sold in anticipation of a rise in interest rates (market decline) or purchased in anticipation of a decline in interest rates (market rise) and later sold. In addition, a security may be sold and another security of comparable quality may be purchased at approximately the same time in order to take advantage of what the Fund believes to be a temporary disparity in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of tax-exempt securities. For the fiscal years ended May 31, 1996, 1997 and 1998, the Fund's portfolio turnover rates were 22%, 27 % and 42%, respectively.


MUNICIPAL BONDS

General Information

	Municipal bonds generally are understood to include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, refunding of outstanding obligations, payment of general operating expenses and extensions of loans to public institutions and facilities. Private activity bonds issued by or on behalf of public authorities to finance privately operated facilities are included within the term municipal bonds if the interest paid thereon qualifies as excludable from gross income (but not necessarily from alternative minimum taxable income) for Federal income tax purposes in the opinion of bond counsel to the issuer.

	The yields on municipal bonds are dependent upon a variety of factors, including general economic and monetary conditions, general money market conditions, general conditions of the municipal bond market, the financial condition of the issuer, the size of a particular offering, the maturity of the obligation offered and the rating of the issue.

	Municipal bonds also are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of the obligations or upon the ability of municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any one or more issuers to pay, when due, principal of and interest on its, or their, municipal bonds may be materially affected.

	Interest on certain types of private activity bonds (generally small issues and obligations to finance certain exempt facilities which may be leased to or used by persons other than the issuer) will not be excluded from gross income for Federal income tax purposes when received by "substantial users" or persons related to "substantial users" as defined in the Internal Revenue Code of 1986, as amended (the "Code"). The term "substantial user" generally includes any "non-exempt person" who regularly uses in his or her trade or business as part of a facility financed from the proceeds of private activity bonds. The Fund may invest periodically in private activity bonds and, therefore, may not be an appropriate investment for entities which are substantial users of facilities financed by such bonds or "related persons" of substantial users. Generally, an individual will not be a related person of a substantial user under the Code unless the person or his or her immediate family (spouse, brothers, sisters, ancestors and lineal descendants) owns directly or indirectly in the aggregate more than 50% in value of the equity of the substantial user, although special related persons rules apply when the substantial user is a partnership or Subchapter S corporation.

	Special Considerations Relating to Arizona Municipal Securities. Some of the significant financial considerations relating to the Fund's investments in Arizona municipal securities are summarized below. This summary information is derived principally from official statements and prospectuses relating to securities offerings of the State of Arizona and various local agencies in Arizona available as of the date of this SAI, and does not purport to be a complete description of any of the considerations mentioned herein. The accuracy and completeness of the information contained in such official statements and documents has not been independently verified and this summary is qualified by reference to the information from such documents.

	As of July 1996, Arizona's population stood at an estimated 4,297,775. Over the past five years, the population has grown at an average annual rate of nearly 2.9%. Arizona Department of Economic Security projections call for a 2.5% increase for 1997 with net migration levels declining from their currently high rate. Although 73% of the population growth is the result of net migration, the natural population growth rate of 0.9% still exceeds the national average of 0.6%.

	The State's principal economic sectors include services, manufacturing dominated by electrical, transportation and military equipment, government, trade, construction, finance, insurance and real estate, tourism and the military.

	The State's seasonally adjusted unemployment rate as of February 1997, stood at 5.0%, which is on par with the national rate of 5.0%. Total wage and salary employment has grown at a 3.8% average annual rate from 1990 to 1995, with annual gains of 6.7% and 5.4%, respectively for 1994 and 1995. Major expansions are presently underway by Microsoft, Charles Schwab, Intel, Microchip Technology and MCI. However, there are signs that the rate of employment growth has begun to slow. Total wage and salary employment is forecast to increase by more moderate rates of 3.3% in 1997 and 2.4% in 1998. The services sector is projected to experience the highest rate of growth over the next two years, with increases of 5.5% and 4.8%. Manufacturing employment is expected to increase 2.9% and 0.9% over the same period while construction employment is expected to increase 0.2% in 1997 and decline 2.5% in 1998. This compares with construction employment increases of 21.6% in 1994 and 10.6% in 1995.

	Due to the international diversification of Arizona's economy and the development of expanded tourism opportunities the State's economy is becoming less seasonal in nature. Exports rose 45.2% from 1993 to 1995 to $9.7 billion. To further promote Arizona exports, the Arizona Department of Commerce opened a foreign trade office in London in October 1995. High-tech products account for about 75% of total exports. This provides better options for both employers and employees.

	Arizona is required by law to maintain a balanced budget. To achieve this objective, the State has, in the past, utilized a combination of spending reductions and tax increases. Arizona's top individual income tax rate of 6.9% is moderately high and there is no local income tax levied by any city or county. The general sales tax rate matches the US median at 5.0%, although county and city taxes push combined rates as high as 7.20%.
General governmental revenues totaled about $10.32 billion for June 30,1996, a 7.2% increase over 1995. The higher sales tax revenues are reflective of statewide economic growth, while the rise in motor vehicle and fuel taxes resulted from increases in vehicle registrations and vehicle usage.

	The general fund ended the June 30, 1996 fiscal year with a $628.2 million unreserved fund balance, which is about 8.5 % of general fund revenues. In addition, there is a $309.3 million reserved fund balance that includes $233.1 million for a "rainy day fund" established by the State Legislature in 1991. The fund is capped at 15% of general fund revenue and is funded by a formula comparing real net personal income growth to a seven year trend.

	Arizona's state constitution limits the amount of debt that may be contracted by the State to $350,000. However, certain other issuers have the power to issue obligations which affect the whole or large portions of the State. For example, the Transportation
Board of the State of Arizona Department of Transportation may issue debt for highways which is paid from revenues generated from state gasoline taxes. Salt River Project Agricultural &
Improvement District, an agricultural improvement district that operates the Salt River Project (a Federal reclamation project and an electric system which generates, purchases, and distributes electric power to residential, commercial, industrial, and agricultural power users in a 2,900 square-mile service area around Phoenix), may issue debt payable from a number of sources.

	Arizona has no general obligation debt. Revenue bonds have been issued by the Arizona Department of Transportation ("ADOT"), three state universities, the Arizona Power Authority and the University Medical Center. The total par value of outstanding revenue bonds is approximately $2.2 billion.

	Outstanding ADOT issues total approximately $1.5 billion and include highway revenue bonds secured by a pledge of motor vehicle related fuel fees of the state highway fund and by transportation excise taxes collected by the Arizona Department of Revenue on behalf of Maricopa County. Virtually all of the numerous ADOT issues are insured and carry underlying ratings by S&P ranging from "A-" on subordinate excise tax issues to "AA-" on senior lien issues.

	Arizona has issued certificates of participation ("COPs") currently outstanding in the amount of $429 million, to finance construction or improvements to office buildings, higher education facilities and prisons. The lease payments are subject to annual appropriation by the State Legislature. Nearly all of the outstanding COPs are insured and carry S&P's underlying ratings ranging from "A-" to "A+", depending on a particular project.

	Arizona's state constitution also restricts the debt of certain of the State's political subdivisions. No county, city, town, school district, or other municipal corporation of the State may for any purpose become indebted in any manner in an amount exceeding six percent of the taxable property in such county, city, town, school district, or other municipal corporation without the assent of a majority of the qualified electors thereof voting at an election provided by law to be held for that purpose; provided, however, that (a) under no circumstances may any county or school district of the State become indebted in an amount exceeding fifteen percent (or thirty percent in the case of a unified school district) of such taxable property and (b) any incorporated city or town of the State with such assent may be allowed to become indebted up to a twenty percent additional amount for supplying such city or town with (i) water, artificial light, or sewers, when the works for supplying such water, light, or sewers are or shall be owned and controlled by the municipality, (ii) the acquisition and development by the incorporated city or town of land or interests therein for open space preserves, parks, playgrounds and recreational facilities, or (iii) the construction, reconstruction, improvement or acquisition of streets, highways or bridges or interests in land for rights-of-way for streets, highways or bridges. Irrigation, power, electrical, agricultural improvement, drainage, flood control and tax levying public improvement districts are, however, exempt from such restrictions of the constitution.

	Annual property tax levies for the payment of general obligation bonded indebtedness of political subdivisions are unlimited as to rate or amount. Other obligations may be issued by such entities, sometimes without an election, which are payable from, among other sources, project revenues, special assessments and excise taxes.

	Arizona's local governmental entities are subject to certain other limitations on their ability to assess taxes and levies which could affect their ability to meet their financial obligations. Subject to certain exceptions, the maximum amount of property taxes levied by any Arizona county, city, town or community college district for their operations and maintenance expenditures cannot exceed the amount levied in a preceding year by more than two percent. Certain taxes are specifically exempt from this limit, including taxes levied for debt service payments.


PURCHASE OF SHARES

Volume Discounts

The schedule of sales charges on Class A shares described in the Prospectus applies to purchases made by any "purchaser,'' which is defined to include the following: (a) an individual; (b) an individual's spouse and his or her children purchasing shares for his or her own account; (c) a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account; (d) a pension, profit-sharing or other employee benefit plan qualified under Section 401(a) of the Code and qualified employee benefit plans of employers who are "affiliated persons'' of each other within the meaning of the 1940 Act; (e) tax-exempt organizations enumerated in Section 501(c)(3) or (13) of the Code; and (f) a trustee or other professional fiduciary (including a bank, or an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended) purchasing shares of the Fund for one or more trust estates or fiduciary accounts. Purchasers who wish to combine purchase orders to take advantage of volume discounts should contact a Salomon Smith Barney Financial Consultant.

Combined Right of Accumulation

Reduced sales charges, in accordance with the schedule in the Prospectus, apply to any purchase of Class A shares if the aggregate investment in Class A shares of the Fund and in Class A shares of other Smith Barney Mutual Funds that are offered with a sales charge, including the purchase being made, of any purchaser is $25,000 or more. The reduced sales charge is subject to confirmation of the shareholder's holdings through a check of appropriate records. The Fund reserves the right to terminate or amend the combined right of accumulation at any time after written notice to shareholders. For further information regarding the right of accumulation, shareholders should contact a Salomon Smith Barney Financial Consultant.

Determination of Public Offering Price

The Fund offers its shares to the public on a continuous basis. The public offering price for a Class A, Class L and Class Y share of the Fund is equal to the net asset value per share at the time of purchase, plus for Class A and for Class L shares an initial sales charge based on the aggregate amount of the investment. The public offering price for a Class B (and Class A share purchases, including applicable rights of accumulation, equaling or exceeding $500,000), is equal to the net asset value per share. A contingent deferred sales charge ("CDSC''), however, is imposed on certain redemptions of Class B and Class L shares, and Class A shares when purchased in amounts exceeding $500,000. The method of computation of the public offering price is shown in the Fund's financial statements, incorporated by reference in their entirety into this Statement of Additional Information.


REDEMPTION OF SHARES

	The right of redemption may be suspended or the date of payment postponed (a) for any period during which the New York Stock
Exchange, Inc. ("NYSE'') is closed (other than for customary weekend and holiday closings), (b) when trading in markets the Fund normally utilizes is restricted, or an emergency exists, as determined by the SEC, so that disposal of the Fund's investments or determination of net asset value is not reasonably practicable or (c) for such other periods as the SEC by order may permit for protection of the Fund's shareholders.

Distribution in Kind

	If the Board of Directors of the Fund determines that it would be detrimental to the best interests of the remaining shareholders to make a redemption payment wholly in cash, the Fund may pay, in accordance with SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1% of the Fund's net assets by a distribution in kind of portfolio securities in lieu of cash. Securities issued as a distribution in kind may incur brokerage commissions when shareholders subsequently sell those securities.

Automatic Cash Withdrawal Plan

	An automatic cash withdrawal plan (the "Withdrawal Plan'') is available to shareholders who own shares with a value of at least $10,000 and who wish to receive specific amounts of cash monthly or quarterly. Withdrawals of at least $50 may be made under the Withdrawal Plan by redeeming as many shares of the Fund as may be necessary to cover the stipulated withdrawal payment. Any applicable CDSC will not be waived on amounts withdrawn by shareholders that exceed 1.00% per month of the value of a shareholder's shares at the time the Withdrawal Plan commences.
(With respect to Withdrawal Plans in effect prior to November 7, 1994, any applicable CDSC will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of a shareholder's shares that are subject to a CDSC.) To the extent withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in the Fund, there will be a reduction in the value of the shareholder's investment, and continued withdrawal payments will reduce the shareholder's investment and may ultimately exhaust it. Withdrawal payments should not be considered as income from investment in the Fund. Furthermore, as it generally would not be advantageous to a shareholder to make additional investments in the Fund at the same time he or she is participating in the Withdrawal Plan, purchases by such shareholder in amounts of less than $5,000 ordinarily will not be permitted. All dividends and distributions on shares in the Withdrawal Plan are reinvested automatically at net asset value in additional shares of the Fund.

Shareholders who wish to participate in the Withdrawal Plan and who hold their shares in certificate form must deposit their share certificates with First Data as agent for Withdrawal Plan members. All other investors should contact a Salomon Smith Barney Financial Consultant. A shareholder who purchases shares directly through First Data may continue to do so and applications for participation in the Withdrawal Plan must be received by First Data no later than the eighth day of the month to be eligible for participation beginning with that month's withdrawal.


DISTRIBUTOR

	Salomon Smith Barney serves as the Fund's distributor on a best efforts basis pursuant to a written agreement (the "Distribution Agreement'') which was approved by the Fund's Board of Directors.
For the fiscal years ended May 31, 1996, 1997 and 1998, Salomon
Smith Barney received, approximately $62,000, $32,000 and
$120,000, respectively, in sales charges from the sale of the Fund's Class A shares, and did not reallow any portion thereof to dealers. For the fiscal years ended May 31, 1996, 1997 and 1998, Salomon Smith Barney, received approximately $55,000, $79,000 and $35,000, respectively, representing CDSC on redemptions of the Fund's Class B shares.

When payment is made by the investor before settlement date, unless otherwise noted by the investor, the funds will be held as a free credit balance in the investor's brokerage account and Salomon Smith Barney may benefit from the temporary use of the funds. The investor may designate another use for the funds prior to settlement date, such as an investment in a money market fund (other than Smith Barney Exchange Reserve Fund) of the Smith Barney Mutual Funds. If the investor instructs Salomon Smith Barney to invest in a Smith Barney money market fund, the amount of the investment will be included as part of the average daily net assets of both the Fund and the money market fund, and affiliates of Salomon Smith Barney that serve the funds in an investment advisory or administrative capacity will benefit from the fact they are receiving fees from both such investment companies for managing these assets, computed on the basis of their average daily net assets. The Fund's Board of Directors has been advised of the benefits to Salomon Smith Barney resulting from these settlement procedures and will take such benefits into consideration when reviewing the Advisory, Administration and Distribution Agreements for continuance.

For the calendar year ended December 31, 1997, Salomon Smith Barney incurred distribution expenses totaling $134,549, consisting of $11,064 for advertising, $1,395 for printing and mailing of prospectuses, $75,057 for support services, $46,991 to Salomon Smith Barney Financial Consultants, and $42, for accruals for interest on the excess of Salomon Smith Barney expenses incurred in distribution of the Fund's shares over the sum of the distribution fees and CDSC received by Salomon Smith Barney from the Fund.

Distribution Arrangements

	To compensate Salomon Smith Barney for the services it provides and for the expense it bears under the Distribution Agreement, the Fund has adopted a services and distribution plan (the "Plan'') pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund pays Salomon Smith Barney a service fee, accrued daily and paid monthly, calculated at the annual rate of 0.15% of the value of the Fund's average daily net assets attributable to the Class
A, Class B and Class L shares. In addition, the Fund pays Salomon
Smith Barney a distribution fee primarily intended to compensate Salomon Smith Barney for its initial expense of paying Financial Consultants a commission upon sales of those shares. The Class B distribution fee is calculated at the annual rate of 0.50% of the value of the Fund's average net assets attributable to the shares of the Class. The Class L distribution fee is calculated at the annual rate of 0.55% of the value of the Fund's average net assets attributable to the shares of the Class.

The following service and distribution fees were incurred during the fiscal years ended as indicated:

Distribution Plan Fees


5/31/98

5/31/97

5/31/96

Class A....
$61,866
$59,503
$65,532

Class B..
128,784
136,622
149,271

Class L
6,087
4,702
3,655

Under its terms, the Plan continues from year to year, provided such continuance is approved annually by vote of the Fund's Board of Directors, including a majority of the Independent Directors who have no direct or indirect financial interest in the operation of the Plan or in the Distribution Agreement. The Plan may not be amended to increase the amount of the service and distribution fees without shareholder approval, and all material amendments of the Plan also must be approved by the Directors and the Independent Directors in the manner described above. The Plan may be terminated with respect to a Class at any time, without penalty, by vote of a majority of the Independent Directors or by a vote of a majority of the outstanding voting securities of the Class (as defined in the 1940 Act). Pursuant to the Plan, Salomon Smith Barney will provide the Board of Directors with periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.


VALUATION OF SHARES

	Each Class' net asset value per share is calculated on each day, Monday through Friday, except days on which the NYSE is closed. The NYSE currently is scheduled to be closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Because of the differences in distribution fees and Class-specific expenses, the per share net asset value of each Class may differ. The following is a description of the procedures used by the Fund in valuing its assets.

The valuation of the Fund's assets is made by MMC after consultation with an independent pricing service (the "Service'') approved by the Board of Directors. When, in the judgment of the Service, quoted bid prices for investments are readily available and representative of the bid side of the market, these investments are valued at the mean between the quoted bid and asked prices. Investments for which, in the judgment of the Service, there is no readily obtainable market quotation (which may constitute a majority of the portfolio securities) are carried at fair value as determined by the Service. For the most part, such investments are liquid and may be readily sold. The Service may employ electronic data processing techniques and/or a matrix system to determine valuations. The procedures of the Service are reviewed periodically by the officers of the Fund under the general supervision and responsibility of the Board of Directors, which may replace any such Service at any time if it determines it to be in the best interest of the Fund to do so.


EXCHANGE PRIVILEGE

	Except as noted below, shareholders of certain Smith Barney Mutual Funds may exchange all or part of their shares for shares of the same Class of other Smith Barney Mutual Funds, to the extent such shares are offered for sale in the shareholder's state of residence, on the basis of relative net asset value per share at the time of exchange as follows:

A.	Class A and Class Y shareholders of the Fund who wish to
exchange all or a portion of their shares for shares of the respective Class in any of the funds of the Smith Barney
Mutual Fund Complex may do so without imposition of any charge.

B.	Class B shares of any fund may be exchanged without a sales
charge. Class B shares of the Fund exchanged for Class B shares of another fund will be subject to the higher applicable CDSC of the two funds. Upon an exchange, the new
Class B shares will be deemed to have been purchased on the same date as the Class B shares of the Fund that have been exchanged.

C.	Upon exchange, the new Class L shares will be deemed to have been purchased on the same date as the Class L shares of the fund that have been exchanged.

Dealers other than Salomon Smith Barney must notify First Data of the investor's prior ownership of Class A shares of Smith
Barney High Income Fund and the account number in order to accomplish an exchange of shares of Smith Barney High Income Fund under paragraph A above.

The exchange privilege enables shareholders to acquire shares of the same Class in a fund with different investment objectives when they believe that a shift between funds is an appropriate investment decision. This privilege is available to shareholders residing in any state in which the fund shares being acquired may legally be sold. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is being considered. Prospectuses may be obtained from a Salomon Smith Barney Financial Consultant.

Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and, subject to any applicable CDSC, the proceeds are immediately invested, at a price as described above, in shares of the fund being acquired. Salomon Smith Barney reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.


PERFORMANCE DATA

	From time to time, the Fund may quote yield or total return of a Class in advertisements or in reports and other communications to shareholders. The Fund may include comparative performance information in advertising or marketing the Fund's shares. Such performance information may be included in the following industry and financial publications: Barron's, Business Week, CDA
Investment Technologies, Inc., Changing Times, Forbes, Fortune, Institutional Investor, Investors Daily, Money, Morningstar Mutual Fund Values, The New York Times, USA Today and The Wall Street Journal. To the extent any advertisement or sales literature of the Fund describes the expenses or performance of any Class, it will also disclose such information for the other Classes.

Yield

	A Class' 30-day yield figure described below is calculated according to a formula prescribed by the SEC. The formula can be expressed as follows:

YIELD = 2[((a-b) +1)6-1]
						       cd

Where:	 a = dividends and interest earned during the period.
		 b = expenses accrued for the period (net of reimbursement).
		 c = the average daily number of shares outstanding during the period that were
		       entitled to receive dividends.
	 d = the maximum offering price per share on the last day of the period.

For the purpose of determining the interest earned (variable
"a'' in the formula) on debt obligations that were purchased by the Fund at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.

The Fund's equivalent taxable 30-day yield for a Class of shares is computed by dividing that portion of the Class' 30-day yield which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the Class' yield that is not tax-exempt.

The yields on municipal securities are dependent upon a variety of factors, including general economic and monetary conditions, conditions of the municipal securities market, size of a particular offering, maturity of the obligation offered and rating of the issue. Investors should recognize that in periods of declining interest rates the Fund's yield for each Class of shares will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the Fund's yield for each Class of shares will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the Fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the Fund's portfolio, thereby reducing the current yield of the Fund. In periods of rising interest rates, the opposite can be expected to occur.

The Fund's yield for Class A, Class B and Class L shares for the 30-day period ended May 31, 1998 was 4.14%, 3.79% and 3.74%, respectively. The equivalent taxable yield for Class A, Class B and Class L shares for that same period was 7.55%, 6.92% and 6.82%, respectively, assuming the payment of Federal income taxes at a rate of 39.6% and Arizona taxes at a rate of 5.6%.

Average Annual Total Return

	"Average annual total return'' figures are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

P (1+T) n = ERV

	Where:	P = a hypothetical initial payment of $1,000.
		T = average annual total return.
		n = number of years.
	       ERV = Ending Redeemable Value of a hypothetical
$1,000 investment made at the
		       beginning of a 1-, 5- or 10-year period at the end of the 1-, 5- or 10-
		       year period (or fractional portion thereof), assuming reinvestment of all
		       dividends and distributions.

The average annual total return for Class A shares was as follows for the periods indicated:

	4.60% for the one-year period beginning June 1, 1997 through May 31, 1998.

	5.41% per annum during the five-year period beginning June 1, 1993 through May 31, 1998.

	7.74% per annum during the ten-year period beginning on June 1, 1988 through May 31, 1998.

These Class A average annual total return figures assume that the maximum 4.00% sales charge has been deducted from the investment at the time of purchase. Had the investment advisory, sub-investment advisory and/or administration fees not been partially waived (and assuming that the maximum 4.00% sales charge had not been deducted), the Class A's average annual total return would have been 9.00%, 6.27% and 8.17%, respectively, for those same periods.

The average annual total return for Class B shares was as follows for the periods indicated:

	3.96% for the one-year period beginning June 1, 1997 through May 31, 1998.

	5.57% per annum during the 5-year period beginning June 1, 1993 through May 31, 1998.

	6.65% per annum for the period from the Fund's commencement of operations on November 6, 1992 through May 31, 1998.

These average annual total return figures assume that the maximum applicable CDSC has been deducted from the investment. Had the investment advisory and sub-investment advisory and/or administration fees not been partially waived and the CDSC had not been deducted, the average annual total return on the Fund's Class B shares would have been 8.46%, 5.73% and 6.65%, respectively, for those same periods.

The average annual total return for Class L shares was as follows for the periods indicated:

	7.30% for the one-year period beginning June 1, 1997 through May 31, 1998.

	8.95% per annum for the period from the Fund's commencement of operations on December 8, 1994 through May 31, 1998.

	These average annual total return figures assume that the maximum applicable CDSC has been deducted from the investment. If the CDSC had not been deducted, the average annual total return on the Fund's Class L shares would have been 8.30% and 8.95%, respectively for those same periods.

Performance will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and operating expenses and the expenses exclusively attributable to the Class. Consequently, any given performance quotation should not be considered representative of the Class' performance for any specified period in the future. Because the performance will vary, it may not provide a basis for comparing an investment in the Class with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing a Class' performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities. It is important to note that the total return figures set forth above are based on historical earnings and are not intended to indicate future performance. Each Class' net investment income changes in response to fluctuation in interest rates and the expenses of the Fund.



TAXES

	The following is a summary of selected Federal income tax considerations that may affect the Fund and its shareholders. This summary is not intended as a substitute for individual tax advice and investors are urged to consult their own tax advisors as to the tax consequences of an investment in the Fund.

As described above and in the Prospectus, the Fund is designed to provide shareholders with current income which is excluded from gross income for Federal income tax purposes and exempt from Arizona personal income taxes. The Fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital gains or maximum tax-exempt income irrespective of fluctuations in principal. Investment in the Fund would not be suitable for tax-exempt institutions, qualified retirement plans, H.R. 10 plans and individual retirement accounts since such investors would not gain any additional tax benefit from the receipt of tax-exempt income.

The Fund has qualified and intends to continue to qualify each year as a "regulated investment company'' under the Code. Provided that the Fund (a) qualifies as a regulated investment company and
(b) distributes at least 90% of its taxable net investment income and net realized short-term capital gains, and 90% of its tax-exempt interest income (reduced by certain expenses), the Fund will not be liable for Federal and state income taxes to the extent its taxable net investment income long-term capital gains, if any, are distributed to shareholders.

Because the Fund will distribute exempt-interest dividends, interest on indebtedness incurred by a shareholder to purchase or carry Fund shares is not deductible for Federal income and Arizona personal income tax purposes. If a shareholder receives exempt-interest dividends with respect to any share and if the share is held by the shareholder for six months or less, then, for Federal income tax purposes, any loss on the sale or exchange of such share, to the extent of the exempt-interest dividend, may be disallowed. In addition, the Code may require a shareholder, if he or she receives exempt-interest dividends, to treat as taxable income, a portion of certain otherwise non-taxable social security and railroad retirement benefit payments. Furthermore, that portion of any dividends paid by the Fund which represent income derived from private activity bonds held by the Fund may not retain its Federal tax-exempt status in the hands of a shareholder who is a "substantial user'' of a facility financed by such bonds, or a "related person'' thereof. Moreover some or all of the Fund's dividends and distributions may be a specific tax preference item, or a component of an adjustment item, for purposes of the Federal individual and corporate alternative minimum taxes. Shareholders should consult their own tax advisors as to whether they are (a) "substantial users'' with respect to a facility or related to such users within the meaning of the Code and (b) subject to a Federal alternative minimum tax.

As described above and in the Prospectus, the Fund may invest in municipal bond index and interest rate futures contracts and options on these futures contracts. As a general rule, these investment activities will increase or decrease the amount of long-term and short-term capital gains or losses realized by the Fund and, accordingly, would affect the amount of capital gains distributed to the Fund's shareholders. For Federal income tax purposes, gain or loss on the futures contracts and options (collectively referred to as "section 1256 contracts'') is taxed pursuant to a special "mark-to-market'' system. Under the mark-to-market system, section 1256 contracts held by the Fund at its fiscal year end are treated as if sold for their fair market value. As a result, the Fund will be recognizing gains or losses before they are actually realized. As a general rule, gain or loss on section 1256 contracts generally is treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss, and, accordingly, the tax rules applicable to such contracts generally will affect the amount of capital gains or losses taxable to the Fund and the amount of distributions to a shareholder. Moreover, if the Fund invests in both section 1256 contracts and offsetting positions in those contracts, which together constitute a straddle, then the Fund may be required to defer certain realized losses. The Fund expects that its activities with respect to section 1256 contracts and offsetting positions in those contracts will not cause it to be treated as recognizing a materially greater amount of capital gains than actually realized and will permit it to use substantially all of the losses of the Fund for the fiscal years in which the losses actually occur.

Long-term capital gains, if any, will be distributed annually as described in the Prospectus. Such distributions ("capital gain dividends''), if any, will be taxable to shareholders as long-term capital gains, regardless of how long they have held Fund shares, and will be designated as capital gain dividends in a written notice mailed to shareholders after the close of the Fund's taxable year. If a shareholder receives a capital gain dividend with respect to any share and if such share has been held by the shareholder for six months or less, then any loss (to the extent not disallowed pursuant to the other six month rule described above relating to exempt-interest dividends) on the sale or exchange of such share will be treated as a long-term capital loss to the extent of the capital gain dividend.

If a shareholder incurs a sales charge when acquiring shares of the Fund, disposes of those shares within 90 days and acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (that is, exchange privilege), the original sales charge will not be taken into account when computing gain or loss on the original shares to the extent the subsequent sales charge is reduced. The portion of the original sales charge that does not increase the shareholder's tax basis in the original shares would be treated as incurred with respect to the second acquisition and, as a general rule, will increase the shareholder's tax basis in the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment in a family of mutual funds.

Each shareholder will receive after the close of the calendar year an annual statement as to the Federal income tax and Arizona personal income tax status of his or her dividends and distributions from the Fund for the prior calendar year. These statements also will designate the amount of exempt-interest dividends that is a specific preference item for purposes of the Federal individual and corporate alternative minimum taxes. Each shareholder also will receive, if appropriate, written notice after the close of the Fund's taxable year as to the Federal income tax status of his or her dividends and distributions. Shareholders should consult their tax advisors as to any other state and local taxes that may apply to these dividends and distributions. The dollar amounts of dividends excluded or exempt from Federal income taxation or Arizona personal income taxation and the dollar amount of dividends subject to Federal income taxation or Arizona personal income taxation, if any, will vary for each shareholder depending upon the size and duration of each shareholder's investment in the Fund.

Investors considering buying shares of the Fund just prior to a record date for a capital gain distribution should be aware that, regardless of whether the price of the Fund shares to be purchased reflects the amount of the forthcoming distribution payment, any such payment will be a taxable distribution payment.

If a shareholder fails to furnish the Fund with a correct taxpayer identification number, fails to report fully dividend or interest income, or fails to certify to the Fund that he or she has provided a correct taxpayer identification number and that he or she is not subject to "backup withholding,'' then the shareholder may be subject to a 31% "backup withholding'' tax with respect to (a) taxable dividends and distributions, if any, and
(b) proceeds of any redemption of Fund shares. An individual's taxpayer identification number is his or her social security number. The "backup withholding'' tax is not an additional tax and may be credited against a shareholder's Federal income tax liability.


Sections 43-1021(4) and 43-1121(3) of the Arizona Income Tax Code state that interest on obligations of the state of Arizona or its political subdivisions is exempt from personal and corporate income tax. Sections 43-1022(6) and 43-1122(6) provide similar tax-exempt treatment for interest on obligations of the U.S. or its territories (including Puerto Rico, Guam and the Virgin Islands). Pursuant to State Income Tax Ruling Number 84-10-5, Arizona does not tax dividend income from regulated investment companies, such as the Fund, to the extent that such income is derived from such exempt obligations. Dividends paid from interest earned on indirect U.S. government obligations (GNMAs, FNMAs, etc.), or obligations from other states and their political subdivisions are fully taxable. To the extent that such taxable investments are made by the fund for temporary or defensive purposes, the distributions will be taxable.

Any distributions of net short-term and net long-term capital gain earned by the fund are included in each shareholder's Arizona taxable income as dividend income and long-term capital gain, respectively, and are taxed at ordinary income tax rates.


The Arizona personal income tax is not applicable to corporations. For all corporations subject to the Arizona Corporation Business Tax, dividends and distributions from a "qualified investment fund'' are included in the net income tax base for purposes of computing the Corporation Business Tax. Furthermore, any gain upon the redemption or sale of Fund shares by a corporate shareholder is also included in the net income tax base for purposes of computing the Corporation Business Tax.

The foregoing is only a summary of certain tax considerations generally affecting the Fund and its shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations.


ADDITIONAL INFORMATION

	The Fund was incorporated under the laws of the State of Maryland on May 4, 1987 and commenced operations on June 1, 1987 under the name Hutton Municipal Series Inc. On December 29, 1988, March 31, 1992, July 30, 1993 and October 14, 1994, the Fund changed its name to SLH Municipals Series Fund Inc., Shearson Lehman Brothers Arizona Municipals Fund Inc., Smith Barney Shearson Arizona Municipals Fund Inc. and Smith Barney Arizona Municipals Fund Inc., respectively.

PNC, located at Chestnut and 17th Streets, Philadelphia, Pennsylvania 19103, serves as the custodian of the Fund. Under the custody agreement, PNC holds the Fund's portfolio securities and keeps all necessary accounts and records. For its services, PNC receives a monthly fee based upon the month-end market value of securities held in custody and also receives securities transaction charges. The assets of the Fund are held under bank custodianship in compliance with the 1940 Act.

First Data, located at Exchange Place, Boston, Massachusetts 02109, serves as the Fund's transfer agent. Under the transfer agency agreement, First Data maintains the shareholder account records for the Fund, handles certain communications between shareholders and the Fund and distributes dividends and distributions payable by the Fund. For these services, First Data receives a monthly fee computed on the basis of assets of the Fund during the month and is reimbursed for out-of-pocket expenses.


FINANCIAL STATEMENTS

	The Fund's Annual Report for the fiscal year ended May 31, 1998 is incorporated herein by reference in its entirety.



APPENDIX A

Description of S&P and Moody's ratings:

S&P Ratings for Municipal Bonds

S&P's Municipal Bond ratings cover obligations of states and political subdivisions. Ratings are assigned to general obligation and revenue bonds. General obligation bonds are usually secured by all resources available to the municipality and the factors outlined in the rating definitions below are weighed in determining the rating. Because revenue bonds in general are payable from specifically pledged revenues, the essential element in the security for a revenue bond is the quantity and quality of the pledged revenues available to pay debt service.

Although an appraisal of most of the same factors that bear on the quality of general obligation bond credit is usually appropriate in the rating analysis of a revenue bond, other factors are important, including particularly the competitive position of the municipal enterprise under review and the basic security covenants. Although a rating reflects S&P's judgment as to the issuer's capacity for the timely payment of debt service, in certain instances it may also reflect a mechanism or procedure for an assured and prompt cure of a default, should one occur, i.e., an insurance program, Federal or state guarantee or the automatic withholding and use of state aid to pay the defaulted debt service.

The ratings are based, in varying degrees, on the following considerations:

I. Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;
II. Nature of and provisions of the obligation; and
III. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

AA - Bonds rated AA have a very strong capacity to pay interest and repay principal, and in the majority of instances they differ from AAA issues only in small degrees.

A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher-rated categories.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to weakened capacity to pay interest and repay principal for bonds in this category than for bonds in the higher-rated categories.

BB - An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B - An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC - An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC - An obligation rated CC is currently highly vulnerable to nonpayment.

C - The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D - An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus(+) or minus(-) - The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

P - The letter P following a rating indicates the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the issuance of the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. Accordingly, the investor should exercise his own judgment with respect to such likelihood and risk.

L - The letter L indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is federally insured, and interest is adequately collateralized. In the case of certificates of deposit, the letter L indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and pre-default interest up to federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

	Conditional rating(s), indicated by "Con" are given to bonds for which the continuance of the security rating is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows and/or the security rating is conditional upon the issuance of insurance by the respective insurance company.

NR - Not rated.

S&P Ratings for Municipal Notes

	Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1, -2 or -3) by S&P to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus(+) designation. Notes rated SP-2 have a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes. Notes rated SP-3 have speculative capacity to pay principal and interest.

Commercial Paper Ratings

A-1 - This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 - Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B - Issues rated B are regarded as having only speculative capacity for timely payment.

C - This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the due date, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period.

Moody's Ratings for Municipal Bonds

Aaa - Bonds which are Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge.'' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds that are rated Caa are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

Ca - Bonds that are rated Ca represent obligations that are speculative in a high degree. These issues are often in default or have other marked short-comings.

C - Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Rating symbols may include numerical modifiers "1," "2", or "3". The numerical modifier "1" indicates that the security ranks at the high end, "2" in the mid-range, and "3" nearer the low end of the generic category. These modifiers of rating symbols "Aa", "A" and "Baa" are to give investors a more precise indication of relative debt quality in each of the historically defined categories.

Moody's Ratings for Municipal Notes

	Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and for variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Loans bearing the designation MIG 1 or VMIG 1 are of the best quality, enjoying strong protection by established cash flows of funds for their servicing, superior liquidity support or from established and broad-based access to the market for refinancing or both. Loans bearing the designation MIG 2 or VMIG 2 are of high quality, with ample margins of protection although not as large as the preceding group. Loans bearing the designation MIG 3 or VMIG 3 are of favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Liquidity and cash flow may be narrow and market access for refinancing is likely to be less well established.

Description of Moody's Prime-1 Commercial Paper Rating

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (a) evaluation of the management of the issuer; (b) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (c) evaluation of the issuer's products in relation to competition and customer acceptance; (d) liquidity; (e) amount and quality of long-term debt; (f) trend of earnings over a period of ten years; (g) financial strength of a parent company and the relationships which exist with the issuer; and (h) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.



u:\legal\funds\azmu\1998\secdocs\sai998.doc	28
U:\legal\funds\azmu\1998\secdocs\sai998 	A-5
u:legal\funds\azmu\1998\secdocs\sai998.doc	A-1


PART C

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

		Included in Part A:

	Financial Highlights

		Included in Part B:

The Registrant's Annual Report for the fiscal year ended May 31,
1998 and the Report of Independent Accountants dated July 15,
1998, are incorporated by reference to the Definitive 30b2-1 filed on August 12, 1998 as Accession #0000091155-98-496.

		Included in Part C:

		Consent of Independent Accountant is filed herein.

(b)	Exhibits

All references are to the Registrant's Registration Statement on Form N-1A as filed with the Securities and Exchange Commission
("SEC") File Nos. 33-12792 and 811-5066 (the "Registration
Statement").

(1)	Registrant's Articles of Incorporation and Amendments to
Articles of Incorporation dated December 29, 1988, November 5, 1992 and July 30, 1993 are incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement filed on October 1, 1993 ("Post-Effective Amendment No. 14"). Amendment to Articles of Incorporation dated November 7, 1994 is incorporated by reference to Post-Effective Amendment No. 17.


     (a)	Amendment to Registrant's Articles of Incorporation
dated June 12, 1998 filed herein.


(2)	Registrant's By-Laws are incorporated by reference to Pre-
Effective Amendment No. 2 to the Registration Statement filed on
May 26, 1987 ("Pre-Effective Amendment No. 2").

(3)	Not Applicable.

(4)	Registrant's form of stock certificate is incorporated by
reference to Post-Effective Amendment No. 11 to the Registration
Statement filed on October 23, 1992 ("Post-Effective Amendment No.
11").

(5)(a)	Investment Advisory Agreement dated July 30, 1993
between the Registrant and Greenwich Street Advisors is incorporated by reference to Post-Effective Amendment No. 14.

    (b)	Form of Transfer and Assumption of Investment Advisory
Agreement dated November 7, 1994 is incorporated by reference to Post-Effective Amendment No. 17.

    (c)	Form of Amendment to Investment Advisory Agreement
dated as of November 17, 1995 is incorporated by reference to Post-Effective Amendment No. 19.

(6)	Distribution Agreement dated July 30, 1993, between the
Registrant and Smith Barney Shearson Inc. is incorporated by reference to Post-Effective Amendment No. 14.

(7)	Not Applicable.

(8)	Form of Custodian Agreement dated as of  June 19, 1995
between the Registrant and PNC Bank, National Association is incorporated by reference to Post-Effective Amendment No. 17.

(9)(a)	Transfer Agency Agreement between the Registrant and
The Shareholder Services Group, Inc. (now known as First Data Investor Services Group, Inc.) is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement filed on August 30, 1994.

    (b)	Administration Agreement dated April 20, 1994 between
the Registrant and Smith, Barney Advisers, Inc. is incorporated by reference to Post-Effective Amendment No. 15 to the Registration
Statement filed on July 29, 1994.

(10)	Not Applicable.

(11)	Consent of Independent Accountants is filed herein.

(12)	Not Applicable.

(13)	Not Applicable.

(14)	Not Applicable.

(15)	Amended Service and Distribution Plan dated as of November
7, 1994 pursuant to Rule 12b-1 between the Registrant and Smith
Barney Inc. is incorporated by reference to Post-Effective
Amendment No. 17.

(16)	Performance Data is incorporated by reference to Post-
Effective Amendment No. 6 to the Registration Statement filed on
July 31, 1989.

(17)	Financial Data Schedule is filed herewith.

(18)	Form of Registrant's Amended Rule 18f-(3)d Multiple Class
Plan is filed herein.


Item 25.	Persons Controlled by or Under Common Control with
Registrant

		None.

Item 26.	Number of Holders of Securities

	(1)			(2)
Title of Class			Number of Record Holders
				by Class as of September 4, 1998

Class A				664
Class B				462
Class L*				20
Class Y				0

*Effective June 12, 1998 the former Class C shares were renamed
Class L shares.


Item 27.	Indemnification.

The response to this item is incorporated by reference to Post-
Effective Amendment No. 11.

Item 28(a).	Business and Other Connections of Investment Adviser

Investment Adviser-- Mutual Management Corp. ("MMC") (formerly known as Smith Barney Mutual Funds Management Inc.)

MMC was incorporated in December 1968 under the laws of the State of Delaware. MMC is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc., ("Holdings") which in turn is a wholly owned subsidiary of Travelers Group Inc. ("Travelers"). MMC is registered as an investment adviser under the Investment Advisers Act of 1940 ("Advisers Act").

The list required by this Item 28 of officers and directors of MMC together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by MMC pursuant to the Advisers Act (SEC File No. 801-8314).


Item 29.	Principal Underwriters

(a) Salomon Smith Barney Inc. ("Salomon Smith Barney") currently acts as distributor for
Concert Investment Series
Consulting Group Capital Markets Funds
Global Horizons Investment Series (Cayman Islands)
Global Horizons Investment Series (Ireland)
Greenwich Street California Municipal Fund Inc.
Greenwich Street Municipal Fund Inc.
Greenwich Street Series Fund
High Income Opportunity Fund Inc.
The Italy Fund Inc.
Managed High Income Portfolio Inc.
Managed Municipals Portfolio II Inc.
Managed Municipals Portfolio Inc.
Municipal High Income Fund Inc.
Puerto Rico Daily Liquidity Fund Inc.
Puerto Rico Equity Index & Income Fund, Inc.
Smith Barney Adjustable Rate Government Income Fund
Smith Barney Aggressive Growth Fund Inc.
Smith Barney Appreciation Fund Inc.
Smith Barney Arizona Municipals Fund Inc.
Smith Barney California Municipals Fund Inc.
Smith Barney Concert Allocation Series Inc.
Smith Barney Equity Funds
Smith Barney Fundamental Value Fund Inc.
Smith Barney Funds, Inc.
Smith Barney Global Enhanced Income Fund
Smith Barney Income Funds
Smith Barney Institutional Cash Management Fund, Inc.
Smith Barney Intermediate Municipal Fund, Inc.
Smith Barney Investment Funds Inc.
Smith Barney Investment Trust
Smith Barney Managed Governments Fund Inc.
Smith Barney Managed Municipals Fund Inc.
Smith Barney Massachusetts Municipals Fund
Smith Barney Money Funds, Inc.
Smith Barney Muni Funds
Smith Barney Municipal Fund, Inc.
Smith Barney Municipal Money Market Fund, Inc.
Smith Barney Natural Resources Fund Inc.
Smith Barney New Jersey Municipals Fund Inc.
Smith Barney Oregon Municipals Fund Inc.
Smith Barney Principal Return Fund
Smith Barney Small Cap Blend Fund, Inc.
Smith Barney Telecommunications Trust
Smith Barney Variable Account Funds
Smith Barney World Funds, Inc.
Smith Barney Worldwide Special Fund N.V. (Netherlands Antilles)
Travelers Series Fund Inc.
The USA High Yield Fund N.V. (Netherlands Antilles)
Worldwide Securities Limited (Bermuda)
Zenix Income Fund Inc.
and various series of unit investment trusts.

Salomon Smith Barney is a wholly owned subsidiary of Holdings, which in turn is a wholly owned subsidiary of Travelers. The information required by this Item 29 with respect to each officer, director and partner of Salomon Smith Barney is incorporated by reference to Schedule A of Form BD filed by Salomon Smith Barney pursuant to the Securities Exchange Act of 1934 (SEC File No. 812-
8510).


Item 30.	Location of Accountants and Records

(1)	Smith Barney Arizona Municipals Fund Inc.
	388 Greenwich Street
	New York, New York 10013

(2)	Mutual Management Corp.
	388 Greenwich Street
	New York, New York 10013

(3)	PNC Bank, National Association
	17th and Chestnut Streets
	Philadelphia, Pennsylvania  19103

 (4)	First Data Investor Services Group, Inc.
	One Exchange Place
	Boston, Massachusetts 02109

Item 31.	Management Services

		Not Applicable.

Item 32.	Undertakings

		(a) Not applicable.

		(b) Not applicable.

	(c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.

485(b) Certification
	The Registrant hereby certifies that it meets all the requirements for effectiveness pursuant to Rule 485(b)(1)(ix) under the Securities Act or 1933, as amended.



SIGNATURES

	Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 28th day of September, 1998.


			SMITH BARNEY ARIZONA MUNICIPALS FUND INC.


				By:/s/Heath B. McLendon
				      Health B. McLendon
				      Chairman of the Board


	Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement and the above Power of Attorney has been signed below by the following persons in the capacities and as of the dates indicated.


Signature                     Title                   Date

/s/Heath B. McLendon       Chairman of the Board,     September 28, 1998
Heath B. McLendon          President and Chief
                           Executive Officer

/s/ Lewis E. Daidone       Senior Vice President      September 28, 1998
Lewis E. Daidone           and Treasurer, Chief
                           Financial and Accounting
                           Officer

/s/ Herbert Barg*          Director                    September 28, 1998
Herbert Barg

/s/Alfred J. Bianchetti*   Director                    September 28, 1998
Alfred J. Bianchetti

/s/Martin Brody*            Director                   September 28, 1998
Martin Brody

/s/Dwight B. Crane*         Director                   September 28, 1998
Dwight B. Crane

/s/Burt N. Dorsett*         Director                   September 28, 1998
Burt N. Dorsett

/s/Elliot S. Jaffe*         Director                   September 28, 1998
Elliot S. Jaffe

/s/Stephen E. Kaufman*      Director                   September 28, 1998
Stephen E. Kaufman

/s/Joseph J. McCann*        Director                   September 28, 1998
Joseph J. McCann

/s/Cornelius C. Rose, Jr.*  Director                   September 28, 1998
Cornelius C. Rose, Jr.




* Signed by Heath B. McLendon, their duly authorized attorney-in-fact, pursuant to power of attorney dated September 30, 1996.

/s/ Heath B. McLendon
Heath B. McLendon


EXHIBIT INDEX


Exhibit No.	Exhibit

(1)(a)	Amendment to Articles of Incorporation

(11)(a)	Consent of KPMG Peat Markwick LLP

(17)		Financial Data Schedule

(18)		Rule 18f-3(d) Multiple Class Plan

		Cover page